                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-7820
                                   ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:           03-31
                          ------------------------------------------------------

Date of reporting period:          12-31-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AIRLINES - 1.7%
           488,303  Southwest Airlines Co.                          $  5,957,278
                                                                 ---------------
AUTO COMPONENTS - 0.8%
            53,832  Autoliv, Inc.                                      2,837,485
                                                                 ---------------
AUTOMOBILES - 1.6%
            47,500  Bayerische Motoren Werke
                    AG ORD                                             2,929,465
           132,717  Winnebago Industries(1)                            2,789,711
                                                                 ---------------
                                                                       5,719,176
                                                                 ---------------
BEVERAGES - 1.4%
            78,862  Anheuser-Busch Companies, Inc.                     4,127,637
            27,235  Coca-Cola Enterprises Inc.                           708,927
                                                                 ---------------
                                                                       4,836,564
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           131,048  Masco Corp.                                        2,831,947
                                                                 ---------------
CAPITAL MARKETS - 1.6%
            24,700  Ameriprise Financial Inc.                          1,361,217
            19,900  Bear Stearns Companies Inc.
                    (The)                                              1,756,175
            14,400  Legg Mason, Inc.                                   1,053,360
            25,800  Merrill Lynch & Co., Inc.                          1,384,944
                                                                 ---------------
                                                                       5,555,696
                                                                 ---------------
CHEMICALS - 0.9%
            35,501  Minerals Technologies Inc.                         2,376,792
            18,700  Rohm and Haas Co.                                    992,409
                                                                 ---------------
                                                                       3,369,201
                                                                 ---------------
COMMERCIAL BANKS - 6.8%
            89,900  Associated Banc-Corp.                              2,435,391
            54,520  Commerce Bancshares, Inc.                          2,445,767
           230,314  Marshall & Ilsley Corp.                            6,098,715
           204,591  South Financial Group Inc. (The)                   3,197,757
           128,606  SunTrust Banks, Inc.                               8,036,589
            34,900  United Bankshares, Inc.                              977,898
            29,400  Zions Bancorporation                               1,372,686
                                                                 ---------------
                                                                      24,564,803
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.0%
            92,000  Avery Dennison Corp.                               4,888,880
           120,593  HNI Corp.(1)                                       4,227,991
           128,059  Pitney Bowes, Inc.                                 4,871,364
            45,998  Republic Services, Inc.                            1,442,037

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           174,344  Waste Management, Inc.                             5,695,819
                                                                 ---------------
                                                                      21,126,091
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
            76,614  Diebold, Inc.                                      2,220,274
           106,500  Emulex Corp.(2)                                    1,738,080
           198,525  QLogic Corp.(2)                                    2,819,055
                                                                 ---------------
                                                                       6,777,409
                                                                 ---------------
CONTAINERS & PACKAGING - 3.2%
           408,736  Bemis Co., Inc.                                   11,191,192
                                                                 ---------------
DISTRIBUTORS - 0.6%
            45,594  Genuine Parts Company                              2,111,002
                                                                 ---------------
DIVERSIFIED - 3.3%
           136,920  iShares S&P MidCap 400
                    Index Fund                                        11,627,246
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
            65,733  Iowa Telecommunications
                    Services Inc.                                      1,068,819
                                                                 ---------------
ELECTRIC UTILITIES - 4.7%
            44,482  Empire District Electric Co.                       1,013,300
            18,783  IDACORP, Inc.                                        661,537
           365,041  Portland General Electric Co.                     10,140,839
           101,900  Sierra Pacific Resources                           1,730,262
           119,900  Westar Energy Inc.                                 3,110,206
                                                                 ---------------
                                                                      16,656,144
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
            53,700  Hubbell Inc. Cl B                                  2,770,920
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.7%
            75,091  Littelfuse, Inc.(2)                                2,474,999
           166,784  Molex Inc.                                         4,553,203
           111,389  Tyco Electronics Ltd.                              4,135,874
           186,200  Vishay Intertechnology, Inc.(2)                    2,124,542
                                                                 ---------------
                                                                      13,288,618
                                                                 ---------------
FOOD PRODUCTS - 9.8%
            88,500  Campbell Soup Co.                                  3,162,105
           376,190  ConAgra Foods, Inc.                                8,949,559
            95,662  Diamond Foods Inc.                                 2,050,037
            42,922  General Mills, Inc.                                2,446,554
           100,475  H.J. Heinz Co.                                     4,690,173
            97,877  Hershey Co. (The)                                  3,856,354
            19,400  Kellogg Co.                                        1,017,142
           206,013  Kraft Foods Inc. Cl A                              6,722,204

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           148,300  Maple Leaf Foods Inc. ORD                          2,217,556
                                                                 ---------------
                                                                      35,111,684
                                                                 ---------------
GAS UTILITIES - 4.4%
            56,500  AGL Resources Inc.                                 2,126,660
            15,400  Nicor Inc.                                           652,190
            10,522  Piedmont Natural Gas Co., Inc.(1)                    275,256
           316,759  Southwest Gas Corp.                                9,429,915
            93,668  WGL Holdings Inc.                                  3,068,564
                                                                 ---------------
                                                                      15,552,585
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
            76,612  Beckman Coulter, Inc.                              5,577,354
           116,400  Boston Scientific Corp.(2)                         1,353,732
            38,100  Covidien Ltd.                                      1,687,449
            23,000  Steris Corp.                                         663,320
           214,947  Symmetry Medical Inc.(2)                           3,746,526
            15,700  Zimmer Holdings Inc.(2)                            1,038,555
                                                                 ---------------
                                                                      14,066,936
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
           143,500  LifePoint Hospitals Inc.(2)                        4,267,690
            81,537  Universal Health Services, Inc.
                    Cl B                                               4,174,694
                                                                 ---------------
                                                                       8,442,384
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.3%
            43,900  IMS Health Inc.                                    1,011,456
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.7%
            81,200  CEC Entertainment Inc.(2)                          2,107,952
           241,008  International Speedway Corp.                       9,924,710
           263,727  Speedway Motorsports Inc.                          8,196,635
                                                                 ---------------
                                                                      20,229,297
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
            39,100  Hunter Douglas N.V. ORD                            2,893,515
            30,300  Whirlpool Corp.                                    2,473,389
                                                                 ---------------
                                                                       5,366,904
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.9%
           146,919  Kimberly-Clark Corp.                              10,187,363
                                                                 ---------------
INSURANCE - 6.8%
            97,504  Allstate Corp.                                     5,092,634
            38,600  Chubb Corp.                                        2,106,788
            84,678  Gallagher (Arthur J.) & Co.                        2,048,361
           125,927  Genworth Financial Inc. Cl A                       3,204,842

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            27,781  Hartford Financial Services
                    Group Inc. (The)                                   2,422,225
           127,450  Horace Mann Educators Corp.                        2,413,903
           201,317  Marsh & McLennan
                    Companies, Inc.                                    5,328,861
            74,300  MBIA Inc.                                          1,384,209
                                                                 ---------------
                                                                      24,001,823
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.5%
           192,351  RC2 Corp.(2)                                       5,399,293
                                                                 ---------------
MACHINERY - 2.1%
           314,464  Altra Holdings Inc.(2)                             5,229,536
            47,800  Dover Corp.                                        2,203,102
                                                                 ---------------
                                                                       7,432,638
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           146,400  Family Dollar Stores, Inc.                         2,815,272
                                                                 ---------------
MULTI-UTILITIES - 4.4%
            28,600  Consolidated Edison, Inc.                          1,397,110
           383,157  Puget Energy, Inc.                                10,509,996
            49,507  Wisconsin Energy Corp.                             2,411,486
            61,800  XCEL Energy Inc.                                   1,394,826
                                                                 ---------------
                                                                      15,713,418
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
            25,751  Apache Corp.                                       2,769,263
            53,984  Equitable Resources Inc.                           2,876,267
            25,754  St. Mary Land & Exploration Co.                      994,362
                                                                 ---------------
                                                                       6,639,892
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
            32,085  MeadWestvaco Corp.                                 1,004,260
             9,936  Weyerhaeuser Co.                                     732,681
                                                                 ---------------
                                                                       1,736,941
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
            47,800  Estee Lauder Companies, Inc.
                    (The) Cl A                                         2,084,558
                                                                 ---------------
PHARMACEUTICALS - 1.4%
            76,700  Bristol-Myers Squibb Co.                           2,034,084
           104,769  Watson Pharmaceuticals, Inc.(2)                    2,843,431
                                                                 ---------------
                                                                       4,877,515
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
           273,717  Education Realty Trust, Inc.(1)                    3,076,579

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            28,600  Rayonier, Inc.                                     1,351,064
                                                                 ---------------
                                                                       4,427,643
                                                                 ---------------
ROAD & RAIL - 0.6%
           149,599  Heartland Express, Inc.                            2,121,314
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.4%
            60,300  Applied Materials, Inc.                            1,070,928
            28,100  KLA-Tencor Corp.                                   1,353,296
           234,500  Teradyne, Inc.(2)                                  2,424,730
                                                                 ---------------
                                                                       4,848,954
                                                                 ---------------
SOFTWARE - 0.5%
            68,058  Synopsys, Inc.(2)                                  1,764,744
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           165,897  Lowe's Companies, Inc.                             3,752,590
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
           172,291  Freddie Mac                                        5,869,954
            79,100  People's United Financial, Inc.                    1,407,980
           116,500  Washington Federal, Inc.                           2,459,315
                                                                 ---------------
                                                                       9,737,249
                                                                 ---------------
TOTAL COMMON STOCKS                                                  349,612,044
(Cost $357,213,195)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $6,629,199), in a joint trading account
at 1.30%, dated 12/31/07, due 1/2/08
(Delivery value $6,500,469)                                            6,500,000
                                                                 ---------------
(Cost $6,500,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 2.1%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.42%, dated 12/31/07, due 1/2/08
(Delivery value $3,000,737)                                            3,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $3,000,742)                                 3,000,000

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $1,541,858)                                 1,541,485
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          7,541,485
(Cost $7,541,485)                                                ---------------

TOTAL INVESTMENT SECURITIES - 102.5%                                 363,653,529
                                                                 ---------------
(Cost $371,254,680)

OTHER ASSETS AND LIABILITIES - (2.5)%                                (8,869,882)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $354,783,647
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     Unrealized
Contracts to Sell             Settlement Date         Value          Gain (Loss)
--------------------------------------------------------------------------------
1,901,947 CAD for USD             1/31/08           $1,915,880        $ 23,695
3,977,714 Euro for USD            1/31/08            5,811,339         (13,224)
                                                   -----------------------------
                                                    $7,727,219        $ 10,471
                                                   =============================
(Value on Settlement Date $7,737,690)

NOTES TO SCHEDULE OF INVESTMENTS
CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007 was $7,293,001.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $2,929,464, which represented 0.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $380,118,733
                                                                 ===============
Gross tax appreciation of investments                              $ 12,420,862
Gross tax depreciation of investments                               (28,886,066)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(16,465,204)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 2.4%
           205,000  AeroVironment, Inc.(1)                        $    4,961,000
            20,000  Alliant Techsystems Inc.(1)                        2,275,200
            90,000  American Science and
                    Engineering, Inc.(2)                               5,107,500
            65,000  Curtiss-Wright Corp.                               3,263,000
           120,000  DRS Technologies, Inc.                             6,512,400
            70,000  Esterline Technologies Corp.(1)                    3,622,500
           130,000  Moog Inc. Cl A(1)                                  5,955,300
            90,000  Triumph Group, Inc.                                7,411,500
                                                                 ---------------
                                                                      39,108,400
                                                                 ---------------
AIRLINES - 0.7%
           219,604  Alaska Air Group, Inc.(1)                          5,492,296
           250,000  SkyWest, Inc.                                      6,712,500
                                                                 ---------------
                                                                      12,204,796
                                                                 ---------------
AUTO COMPONENTS - 0.6%
           415,000  ArvinMeritor, Inc.(2)                              4,867,950
           130,000  Superior Industries
                    International, Inc.(2)                             2,362,100
            95,000  Tenneco Inc.(1)                                    2,476,650
                                                                 ---------------
                                                                       9,706,700
                                                                 ---------------
BUILDING PRODUCTS - 1.0%
           875,000  Griffon Corp.(1)                                  10,893,750
            75,000  Lennox International Inc.                          3,106,500
            90,000  Simpson Manufacturing Co.
                    Inc.(2)                                            2,393,100
                                                                 ---------------
                                                                      16,393,350
                                                                 ---------------
CAPITAL MARKETS - 4.4%
           580,000  Apollo Investment Corp.                            9,888,999
           450,000  Ares Capital Corp.(2)                              6,583,500
           765,000  Cowen Group Inc.(1)(3)                             7,275,150
           415,000  HFF Inc. Cl A(1)                                   3,212,100
           530,000  Highland Distressed
                    Opportunities Inc.(2)                              4,542,100
           360,000  Knight Capital Group, Inc. Cl A(1)                 5,184,000
            50,000  Lazard Ltd. Cl A                                   2,034,000
           495,000  MCG Capital Corp.(2)                               5,737,050
           300,000  MVC Capital Inc.(2)                                4,842,000
           546,274  Patriot Capital Funding, Inc.(2)                   5,511,905
           365,785  PennantPark Investment Corp.                       3,665,166
           300,000  TradeStation Group, Inc.(1)                        4,263,000
           230,000  Waddell & Reed Financial Inc.                      8,300,700
                                                                 ---------------
                                                                      71,039,670
                                                                 ---------------
CHEMICALS - 3.1%
            65,000  Arch Chemicals, Inc.                               2,388,750
            35,000  CF Industries Holdings, Inc.                       3,852,100

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            85,000  Cytec Industries Inc.                              5,234,300
           110,000  Ferro Corp.                                        2,280,300
           100,000  H.B. Fuller Co.                                    2,245,000
           305,000  Hercules Inc.                                      5,901,750
           470,000  Innophos Holdings, Inc.                            6,993,600
            75,000  Minerals Technologies Inc.                         5,021,250
           125,000  Olin Corp.                                         2,416,250
           135,000  OM Group, Inc.(1)                                  7,767,900
           115,000  Sensient Technologies Corp.                        3,252,200
           180,000  Spartech Corp.                                     2,538,000
                                                                 ---------------
                                                                      49,891,400
                                                                 ---------------
COMMERCIAL BANKS - 6.4%
           440,000  Central Pacific Financial Corp.                    8,122,400
            85,000  City National Corp.                                5,061,750
           130,000  Cullen/Frost Bankers, Inc.                         6,585,800
           530,000  First Midwest Bancorp, Inc.(2)                    16,217,999
           125,000  FirstMerit Corp.                                   2,501,250
         1,075,263  Fulton Financial Corp.                            12,064,451
           770,000  Hanmi Financial Corp.                              6,637,400
           160,000  Pacific Capital Bancorp                            3,220,800
           620,000  South Financial Group Inc. (The)                   9,690,600
           805,000  Sterling Bancshares, Inc.                          8,983,800
           829,106  TCF Financial Corp.                               14,865,870
           230,000  UCBH Holdings Inc.(2)                              3,256,800
           185,000  Wilmington Trust Corporation                       6,512,000
                                                                 ---------------
                                                                     103,720,920
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.5%
           725,000  ACCO Brands Corp.(1)(2)                           11,629,000
           515,000  American Ecology Corp.(2)                         12,092,200
            65,000  Brink's Co. (The)                                  3,883,100
            50,000  Clean Harbors Inc.(1)                              2,585,000
           105,000  G&K Services Inc. Cl A(2)                          3,939,600
           115,000  Heidrick & Struggles
                    International, Inc.                                4,267,650
           255,000  Herman Miller Inc.                                 8,259,450
            55,000  United Stationers Inc.(1)                          2,541,550
           105,000  Waste Connections, Inc.(1)                         3,244,500
            75,000  Watson Wyatt Worldwide, Inc.
                    Cl A                                               3,480,750
                                                                 ---------------
                                                                      55,922,800
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.7%
           240,000  Arris Group Inc.(1)                                2,395,200
           100,000  Avocent Corp.(1)                                   2,331,000
            55,000  CommScope, Inc.(1)                                 2,706,550
           775,000  EFJ Inc.(1)(2)                                     2,123,500
           400,000  Packeteer Inc.(1)(2)                               2,464,000
                                                                 ---------------
                                                                      12,020,250
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
           325,000  Electronics for Imaging, Inc.(1)                   7,306,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           345,000  Emulex Corp.(1)                                    5,630,400
           110,000  Imation Corp.                                      2,310,000
           930,000  Quantum Corp.(1)                                   2,501,700
           415,000  Rackable Systems, Inc.(1)(2)                       4,150,000
                                                                 ---------------
                                                                      21,898,100
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.7%
           270,000  EMCOR Group Inc.(1)                                6,380,100
           410,000  Granite Construction Inc.                         14,833,800
           118,025  Sterling Construction Co., Inc.(1)                 2,575,306
            65,000  URS Corp.(1)                                       3,531,450
                                                                 ---------------
                                                                      27,320,656
                                                                 ---------------
CONSUMER FINANCE - 0.5%
           508,775  Advance America, Cash Advance
                    Centers, Inc.                                      5,169,154
           185,000  Nelnet Inc. Cl A(2)                                2,351,350
                                                                 ---------------
                                                                       7,520,504
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
            80,000  AptarGroup, Inc.                                   3,272,800
           540,000  Bemis Co., Inc.                                   14,785,200
                                                                 ---------------
                                                                      18,058,000
                                                                 ---------------
DIVERSIFIED - 2.5%
           230,000  iShares Russell 2000 Value
                    Index Fund(2)                                     16,249,500
           370,000  iShares S&P SmallCap 600
                    Index Fund(2)                                     24,109,200
                                                                 ---------------
                                                                      40,358,700
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
           425,000  Corinthian Colleges Inc.(1)                        6,545,000
           115,000  Regis Corp.                                        3,215,400
                                                                 ---------------
                                                                       9,760,400
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
           460,000  Asset Acceptance Capital Corp.(2)                  4,788,600
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           355,000  Iowa Telecommunications
                    Services Inc.                                      5,772,300
                                                                 ---------------
ELECTRIC UTILITIES - 2.4%
           120,000  Cleco Corp.                                        3,336,000
           360,000  Empire District Electric Co.(2)                    8,200,800
           390,000  Great Plains Energy Inc.                          11,434,800
           255,000  MGE Energy, Inc.(2)                                9,044,850
            95,000  Portland General Electric Co.                      2,639,100

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           185,000  Westar Energy Inc.                                 4,798,900
                                                                 ---------------
                                                                      39,454,450
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
            75,000  Acuity Brands Inc.                                 3,375,000
            90,000  Brady Corp. Cl A                                   3,158,100
            25,000  Genlyte Group Inc.(1)                              2,380,000
            80,000  Hubbell Inc. Cl B                                  4,128,000
           142,935  LSI Industries Inc.                                2,601,417
            95,000  Regal-Beloit Corp.                                 4,270,250
            70,000  Smith (A.O.) Corp.(2)                              2,453,500
                                                                 ---------------
                                                                      22,366,267
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.0%
            40,000  Anixter International Inc.(1)                      2,490,800
           475,000  Benchmark Electronics Inc.(1)                      8,421,750
           200,000  Coherent, Inc.(1)                                  5,014,000
           170,000  Electro Scientific
                    Industries Inc.(1)                                 3,374,500
           140,945  Insight Enterprises Inc.(1)                        2,570,837
           155,000  Littelfuse, Inc.(1)                                5,108,800
            39,266  Park Electrochemical Corp.                         1,108,872
            95,000  Plexus Corp.(1)                                    2,494,700
            90,000  Rogers Corp.(1)                                    3,903,300
           115,000  Technitrol, Inc.                                   3,286,700
           940,000  Vishay Intertechnology, Inc.(1)                   10,725,400
                                                                 ---------------
                                                                      48,499,659
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.9%
           200,000  Cal Dive International Inc.(1)                     2,648,000
            35,000  Exterran Holdings, Inc.(1)                         2,863,000
           145,000  Global Industries Ltd.(1)                          3,105,900
            80,000  Helix Energy Solutions
                    Group, Inc.(1)                                     3,320,000
            65,000  Helmerich & Payne, Inc.                            2,604,550
            55,000  Hornbeck Offshore
                    Services Inc.(1)                                   2,472,250
           305,000  Key Energy Services, Inc.(1)                       4,388,950
           160,000  Lufkin Industries Inc.                             9,166,400
           620,000  North American Energy
                    Partners Inc.(1)                                   8,401,000
           110,000  Oil States International, Inc.(1)                  3,753,200
            65,000  W-H Energy Services Inc.(1)                        3,653,650
                                                                 ---------------
                                                                      46,376,900
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
            90,000  BJ's Wholesale Club Inc.(1)                        3,044,700
           115,000  Casey's General Stores, Inc.                       3,405,150
            90,000  Performance Food Group Co.(1)                      2,418,300
           222,621  Weis Markets Inc.                                  8,891,483
                                                                 ---------------
                                                                      17,759,633
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 2.4%
           660,000  B&G Foods, Inc. Cl A                               6,738,600
            85,000  Corn Products International Inc.                   3,123,750
           365,000  Del Monte Foods Co.                                3,452,900
           165,000  Hain Celestial Group, Inc. (The)(1)                5,280,000
           165,000  J&J Snack Foods Corp.                              5,161,200
            50,000  J.M. Smucker Co. (The)                             2,572,000
            94,475  Lancaster Colony Corp.                             3,750,658
           120,000  Pilgrim's Pride Corp.(2)                           3,474,000
            55,000  Ralcorp Holdings, Inc.(1)                          3,343,450
           100,000  Reddy Ice Holdings Inc.                            2,531,000
                                                                 ---------------
                                                                      39,427,558
                                                                 ---------------
GAS UTILITIES - 1.1%
           235,000  Atmos Energy Corp.                                 6,589,400
           165,000  Southwest Gas Corp.                                4,912,050
           175,000  WGL Holdings Inc.                                  5,733,000
                                                                 ---------------
                                                                      17,234,450
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
           480,000  Cutera, Inc.(1)(2)                                 7,536,000
            75,000  Datascope Corp.                                    2,730,000
            75,000  ICU Medical Inc.(1)(2)                             2,700,750
           119,144  Steris Corp.                                       3,436,113
           160,000  Vital Signs Inc.                                   8,179,200
           517,254  Young Innovations, Inc.(3)                        12,367,543
                                                                 ---------------
                                                                      36,949,606
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.5%
           240,000  Amsurg Corp.(1)                                    6,494,400
           765,000  Assisted Living Concepts, Inc.
                    Cl A(1)                                            5,737,500
           135,000  Community Health
                    Systems Inc.(1)                                    4,976,100
           165,000  LCA-Vision Inc.(2)                                 3,295,050
           105,000  LifePoint Hospitals Inc.(1)                        3,122,700
            75,000  Magellan Health Services Inc.(1)                   3,497,250
           240,000  Nighthawk Radiology
                    Holdings Inc.(1)(2)                                5,052,000
         1,773,916  Odyssey HealthCare, Inc.(1)(3)                    19,619,511
           115,000  Owens & Minor Inc.                                 4,879,450
                                                                 ---------------
                                                                      56,673,961
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.3%
           235,000  Vital Images, Inc.(1)(2)                           4,246,450
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
           430,000  California Pizza Kitchen, Inc.(1)                  6,695,100
           500,000  CEC Entertainment Inc.(1)                         12,980,000
           135,000  International Speedway Corp.                       5,559,300
           180,000  Panera Bread Co. Cl A(1)(2)                        6,447,600

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           205,000  Red Robin Gourmet
                    Burgers Inc.(1)                                    6,557,950
           930,000  Ruby Tuesday Inc.                                  9,067,500
            70,000  Speedway Motorsports Inc.                          2,175,600
                                                                 ---------------
                                                                      49,483,050
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
           150,000  American Greetings
                    Corporation Cl A                                   3,045,000
           350,000  Ethan Allen Interiors Inc.(2)                      9,975,000
           200,000  Furniture Brands
                    International, Inc.(2)                             2,012,000
            65,000  MDC Holdings Inc.                                  2,413,450
            50,000  Snap-on Incorporated                               2,412,000
           150,000  Tupperware Brands Corp.                            4,954,500
                                                                 ---------------
                                                                      24,811,950
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.3%
           410,000  Central Garden & Pet Co.(1)(2)                     2,361,600
            65,000  WD-40 Co.                                          2,468,050
                                                                 ---------------
                                                                       4,829,650
                                                                 ---------------
INSURANCE - 5.9%
           670,000  American Equity Investment
                    Life Holding Co.                                   5,554,300
           485,000  Aspen Insurance Holdings Ltd.                     13,987,400
            90,000  Delphi Financial Group, Inc. Cl A                  3,175,200
           135,000  Endurance Specialty Holdings Ltd.                  5,633,550
            90,000  Hanover Insurance Group Inc.                       4,122,000
           785,000  HCC Insurance Holdings, Inc.                      22,513,800
            75,000  Hilb Rogal & Hobbs Co.                             3,042,750
           165,000  IPC Holdings, Ltd.                                 4,763,550
           270,000  National Atlantic Holdings Corp.
                    Cl A(1)                                            1,196,100
           145,000  National Financial
                    Partners Corp.(2)                                  6,613,450
           110,000  Odyssey Re Holdings Corp.                          4,038,100
           205,000  OneBeacon Insurance Group Ltd.                     4,407,500
           210,000  Phoenix Companies Inc.                             2,492,700
           180,000  Platinum Underwriters
                    Holdings, Ltd.                                     6,400,800
            60,000  ProAssurance Corp.(1)                              3,295,200
           140,000  United Fire & Casualty Co.                         4,072,600
                                                                 ---------------
                                                                      95,309,000
                                                                 ---------------
IT SERVICES - 1.0%
           215,000  MoneyGram International, Inc.                      3,304,550
           225,000  MPS Group, Inc.(1)                                 2,461,500
           830,000  Perot Systems Corp. Cl A(1)                       11,205,000
                                                                 ---------------
                                                                      16,971,050
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            90,000  RC2 Corp.(1)                                       2,526,300
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            25,000  Bio-Rad Laboratories, Inc. Cl A(1)                 2,590,500
                                                                 ---------------
MACHINERY - 3.9%
           455,000  A.S.V., Inc.(1)(2)                                 6,301,750
            96,386  Albany International Corp.                         3,575,921
           265,000  Altra Holdings Inc.(1)                             4,406,950
            85,000  Barnes Group Inc.                                  2,838,150
           465,000  Commercial Vehicle Group Inc.(1)                   6,742,500
            75,000  Crane Co.                                          3,217,500
           115,000  Kaydon Corp.(2)                                    6,272,100
           160,000  Kennametal Inc.                                    6,057,600
           290,000  Mueller Industries Inc.                            8,407,100
           275,000  Mueller Water Products, Inc.
                    Series B                                           2,741,750
           180,000  Pentair, Inc.                                      6,265,800
           200,000  Timken Co.                                         6,570,000
                                                                 ---------------
                                                                      63,397,121
                                                                 ---------------
MARINE - 0.3%
            45,000  Alexander & Baldwin, Inc.                          2,324,700
           140,000  OceanFreight Inc.(2)                               2,692,200
                                                                 ---------------
                                                                       5,016,900
                                                                 ---------------
MEDIA - 1.4%
           260,000  Belo Corp. Series A                                4,534,400
           507,783  Entravision Communications
                    Corp. Cl A(1)                                      3,975,941
           110,000  Hearst-Argyle Television, Inc.                     2,432,100
         1,330,000  Journal Communications Inc.                       11,890,200
                                                                 ---------------
                                                                      22,832,641
                                                                 ---------------
METALS & MINING - 2.3%
            40,000  Century Aluminum Co.(1)                            2,157,600
           220,000  Claymont Steel Holdings Inc.(1)                    5,137,000
            25,000  Cleveland-Cliffs Inc.                              2,520,000
           100,000  Haynes International Inc.(1)                       6,950,000
            75,000  Metal Management Inc.                              3,414,750
           635,000  NN, Inc.                                           5,981,700
            65,000  Quanex Corp.                                       3,373,500
            45,000  RTI International Metals, Inc.(1)                  3,101,850
            65,000  Schnitzer Steel Industries, Inc.
                    Cl A                                               4,493,450
                                                                 ---------------
                                                                      37,129,850
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           115,000  Puget Energy, Inc.                                 3,154,450
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           350,000  Fred's, Inc.(2)                                    3,370,500
           525,000  Tuesday Morning Corp.(2)                           2,661,750
                                                                 ---------------
                                                                       6,032,250
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 3.2%
            80,000  Alpha Natural Resources, Inc.(1)                   2,598,400
            95,000  Continental Resources, Inc.(1)                     2,482,350
           470,000  Double Hull Tankers Inc.(2)                        5,752,800
           115,000  Encore Acquisition Co.(1)                          3,837,550
            24,742  Forest Oil Corp.(1)                                1,257,883
           260,000  St. Mary Land & Exploration Co.                   10,038,600
           125,000  Swift Energy Co.(1)                                5,513,750
           565,000  W&T Offshore Inc.                                 16,927,400
            70,000  Whiting Petroleum Corp.(1)                         4,036,200
                                                                 ---------------
                                                                      52,444,933
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
           124,698  Glatfelter (P. H.) Co.                             1,909,126
           120,000  Neenah Paper Inc.                                  3,498,000
                                                                 ---------------
                                                                       5,407,126
                                                                 ---------------
PHARMACEUTICALS - 1.2%
           195,000  Alpharma Inc. Cl A(1)                              3,929,250
           205,000  Par Pharmaceutical
                    Companies Inc.(1)                                  4,920,000
            70,000  Perrigo Co.                                        2,450,700
           310,000  Sepracor Inc.(1)                                   8,137,500
                                                                 ---------------
                                                                      19,437,450
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.8%
           610,000  Education Realty Trust, Inc.                       6,856,400
           825,000  Getty Realty Corp.(2)                             22,011,000
           205,000  Healthcare Realty Trust Inc.                       5,204,950
           606,164  Lexington Realty Trust(2)                          8,813,625
         1,075,000  MFA Mortgage Investments, Inc.                     9,943,750
           110,000  National Retail Properties, Inc.                   2,571,800
            90,000  Realty Income Corp.(2)                             2,431,800
           165,000  Sunstone Hotel Investors, Inc.                     3,017,850
                                                                 ---------------
                                                                      60,851,175
                                                                 ---------------
ROAD & RAIL - 0.9%
           145,000  Arkansas Best Corp.(2)                             3,181,300
           170,000  Heartland Express, Inc.                            2,410,600
           480,000  Werner Enterprises Inc.(2)                         8,174,400
                                                                 ---------------
                                                                      13,766,300
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.2%
            65,000  Cabot Microelectronics Corp.(1)                    2,334,150
           195,000  Cohu, Inc.                                         2,983,500
           590,000  Mattson Technology Inc.(1)                         5,050,400

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           340,000  MKS Instruments, Inc.(1)                           6,507,600
           465,000  Rudolph Technologies Inc.(1)                       5,263,800
           530,000  Veeco Instruments Inc.(1)(2)                       8,851,000
           180,000  Verigy Ltd.(1)                                     4,890,600
                                                                 ---------------
                                                                      35,881,050
                                                                 ---------------
SOFTWARE - 6.3%
           145,000  Aspen Technology, Inc.(1)                          2,351,900
           150,000  Fair Isaac Corp.                                   4,822,500
           100,000  Jack Henry & Associates Inc.                       2,434,000
         2,182,721  Parametric Technology Corp.(1)                    38,961,570
         1,525,000  Sybase, Inc.(1)                                   39,787,250
         1,625,000  Ulticom, Inc.(1)                                  13,000,000
                                                                 ---------------
                                                                     101,357,220
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
           190,000  Barnes & Noble Inc.                                6,545,500
           140,000  Brown Shoe Company, Inc.                           2,123,800
           210,000  Cato Corp. (The) Cl A                              3,288,600
           455,000  Charming Shoppes, Inc.(1)(2)                       2,461,550
           180,000  Group 1 Automotive, Inc.(2)                        4,275,000
         1,005,000  Hot Topic, Inc.(1)                                 5,849,100
           280,000  Penske Automotive Group, Inc.(2)                   4,888,800
           420,000  Pier 1 Imports, Inc.(1)(2)                         2,196,600
           225,000  Rent-A-Center Inc.(1)                              3,267,000
           145,000  Stage Stores Inc.                                  2,146,000
           155,000  Talbots Inc.(2)                                    1,832,100
           175,000  Zale Corp.(1)(2)                                   2,810,500
                                                                 ---------------
                                                                      41,684,550
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
           110,000  Carter's, Inc.(1)                                  2,128,500
           745,000  Kenneth Cole Productions, Inc.
                    Cl A(2)                                           13,030,050
            95,000  Oxford Industries, Inc.(2)                         2,448,150
            90,000  Warnaco Group Inc. (The)(1)                        3,132,000
           390,000  Wolverine World Wide, Inc.                         9,562,800
                                                                 ---------------
                                                                      30,301,500
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
           275,000  First Niagara Financial Group Inc.                 3,311,000
           150,000  PMI Group, Inc. (The)                              1,992,000
           115,000  Washington Federal, Inc.                           2,427,650
                                                                 ---------------
                                                                       7,730,650
                                                                 ---------------
TOBACCO - 0.2%
            70,000  Universal Corp.                                    3,585,400
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
           145,000  Applied Industrial
                    Technologies Inc.                                  4,207,900
            80,000  Kaman Corp.                                        2,944,800
            85,000  UAP Holding Corp.                                  3,281,000
                                                                 ---------------
                                                                      10,433,700
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,551,440,246
(Cost $1,562,576,593)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 1.8%
COMMERCIAL BANKS - 0.2%
           135,000  Midwest Banc Holdings, Inc.                        3,618,000
                                                                 ---------------
INSURANCE - 1.6%
           465,000  Aspen Insurance Holdings Ltd.,
                    5.625%, 12/31/49                                  25,110,000
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                    28,728,000
(Cost $26,975,120)                                               ---------------

PREFERRED STOCKS - 0.5%
REAL ESTATE INVESTMENT TRUSTS - 0.5%
           253,149  Ashford Hospitality Trust, Inc.,
                    8.45%, 7/18/12                                     4,809,831
           200,000  National Retail Properties Inc.,
                    7.375%, 10/12/11(2)                                4,002,000
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 8,811,831
(Cost $11,077,656)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.5%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 8.875%, 8/15/17, valued
at $40,794,120), in a joint trading account at
1.10%, dated 12/31/07, due 1/2/08
(Delivery value $40,002,444)                                          40,000,000
                                                                 ---------------
(Cost $40,000,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 9.0%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $65,015,961)                               65,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $75,018,542)                               75,000,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $5,825,021)                                 5,823,614
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        145,823,614
(Cost $145,823,614)                                              ---------------

TOTAL INVESTMENT SECURITIES - 109.8%                               1,774,803,691
                                                                 ---------------
(Cost $1,786,452,984)

OTHER ASSETS AND LIABILITIES - (9.8)%                              (158,856,448)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,615,947,243
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was
    $141,127,648.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2007 follows:

                                                                                         DECEMBER 31, 2007
                          BALANCE     PURCHASE      SALES       REALIZED    DIVIDEND     SHARE      MARKET
COMPANY                   3/31/07       COST         COST      GAIN (LOSS)   INCOME     BALANCE     VALUE
Cowen Group Inc.(1)        310,806  $ 9,245,454  $ 3,922,911  $   153,348          -    765,000  $ 7,275,150
EFJ Inc.(1)(2)(3)        1,325,000      402,169    3,811,434   (1,470,453)         -    775,000    2,123,500
Neoware Inc.(1)(2)         920,000    1,360,552   12,162,648    3,355,185          -          -            -
Odyssey
HealthCare, Inc.(1)              -   24,052,072    3,552,712     (843,045)         -  1,773,916   19,619,511
Patriot Capital
Funding, Inc.(2)(3)      1,180,000    1,438,374   10,306,417      518,301   $507,600    546,274    5,511,905
Young Innovations, Inc.          -   13,391,485            -            -     36,350    517,254   12,367,543
                                    -----------  -----------  -----------   --------             -----------
                                    $49,890,106  $33,756,122  $ 1,713,336   $543,950             $46,897,609
                                    ===========  ===========  ===========   ========             ===========

(1) Non-income producing.
(2) Issuer was not an affiliate at December 31, 2007.
(3) Security, or a portion thereof, was on loan as of December 31, 2007.

2. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,854,614,961
                                                                 ===============
Gross tax appreciation of investments                            $  136,299,344
Gross tax depreciation of investments                              (216,110,614)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (79,811,270)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.7%
AIR FREIGHT & LOGISTICS - 2.4%
         2,100,306  United Parcel Service, Inc. Cl B              $  148,533,674
                                                                 ---------------
AUTOMOBILES - 0.3%
           517,900  Honda Motor Co., Ltd. ORD                         17,170,913
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
         3,254,400  Masco Corp.                                       70,327,584
                                                                 ---------------
CHEMICALS - 0.4%
           448,700  Rohm and Haas Co.                                 23,812,509
                                                                 ---------------
COMMERCIAL BANKS - 5.6%
         2,965,400  Associated Banc-Corp.                             80,332,686
         3,750,644  Commerce Bancshares, Inc.(1)                     168,253,890
         2,818,891  Marshall & Ilsley Corp.                           74,644,234
           728,400  U.S. Bancorp                                      23,119,416
                                                                 ---------------
                                                                     346,350,226
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.5%
           176,100  Avery Dennison Corp.(2)(3)                         9,164,244
           523,900  Pitney Bowes, Inc.                                19,929,156
         3,751,745  Waste Management, Inc.                           122,569,509
                                                                 ---------------
                                                                     151,662,909
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
           949,100  Bemis Co., Inc.                                   25,986,358
                                                                 ---------------
DISTRIBUTORS - 0.2%
           315,100  Genuine Parts Company                             14,589,130
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.2%
         4,338,300  Bank of America Corp.                            178,998,258
           374,200  JPMorgan Chase & Co.                              16,333,830
                                                                 ---------------
                                                                     195,332,088
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.2%
         5,761,900  AT&T Inc.                                        239,464,564
         1,093,800  Citizens Communications
                    Company                                           13,924,074
           318,660  Iowa Telecommunications
                    Services Inc.(3)                                   5,181,412
                                                                 ---------------
                                                                     258,570,050
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 6.3%
         2,570,043  Portland General Electric Co.                     71,395,795
         5,200,400  Southern Co.                                     201,515,500
         4,514,349  Westar Energy Inc.(1)                            117,102,213
                                                                 ---------------
                                                                     390,013,508
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
           735,700  Molex Inc. Cl A                                   19,326,839
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
         1,381,316  Wal-Mart Stores, Inc.                             65,653,949
                                                                 ---------------
FOOD PRODUCTS - 8.6%
         3,508,221  Campbell Soup Co.                                125,348,736
         2,754,400  H.J. Heinz Co.                                   128,575,392
         1,289,000  Hershey Co. (The)                                 50,786,600
         6,971,056  Kraft Foods Inc. Cl A                            227,465,557
                                                                 ---------------
                                                                     532,176,285
                                                                 ---------------
GAS UTILITIES - 3.5%
         1,762,800  Nicor Inc.(3)                                     74,654,580
         2,345,080  Piedmont Natural Gas Co., Inc.(3)                 61,347,293
         2,469,500  WGL Holdings Inc.(1)                              80,900,820
                                                                 ---------------
                                                                     216,902,693
                                                                 ---------------
HOUSEHOLD DURABLES - 0.9%
           649,800  Whirlpool Corp.                                   53,043,174
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.8%
         2,475,800  Kimberly-Clark Corp.                             171,671,972
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 8.4%
         2,186,600  3M Co.                                           184,374,112
         9,036,700  General Electric Co.                             334,990,468
                                                                 ---------------
                                                                     519,364,580
                                                                 ---------------
INSURANCE - 2.6%
         1,182,200  Allstate Corp.                                    61,746,306
           268,800  American International Group, Inc.                15,671,040
           491,000  Gallagher (Arthur J.) & Co.                       11,877,290
         2,653,380  Marsh & McLennan
                    Companies, Inc.                                   70,234,969
                                                                 ---------------
                                                                     159,529,605
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
IT SERVICES - 0.2%
           137,600  International Business
                    Machines Corp.                                    14,874,560
                                                                 ---------------
MACHINERY - 0.2%
           263,000  Dover Corp.                                       12,121,670
                                                                 ---------------
MULTI-UTILITIES - 0.9%
           773,314  Consolidated Edison, Inc.                         37,776,389
           651,200  XCEL Energy Inc.                                  14,697,584
                                                                 ---------------
                                                                      52,473,973
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.6%
         2,191,000  BP plc ADR                                       160,315,470
        11,843,100  BP plc ORD                                       144,588,529
         3,562,879  Exxon Mobil Corp.                                333,806,133
           285,800  Royal Dutch Shell plc
                    A shares ORD                                      11,971,209
           799,100  Total SA ORD(3)                                   66,311,848
                                                                 ---------------
                                                                     716,993,189
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
           421,800  Weyerhaeuser Co.                                  31,103,532
                                                                 ---------------
PHARMACEUTICALS - 4.7%
         1,056,500  Abbott Laboratories                               59,322,475
         4,181,200  Bristol-Myers Squibb Co.                         110,885,424
           662,300  Johnson & Johnson                                 44,175,410
         3,328,896  Pfizer Inc.                                       75,665,806
                                                                 ---------------
                                                                     290,049,115
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
           592,050  Rayonier, Inc.                                    27,968,442
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
         4,212,982  People's United Financial, Inc.                   74,991,079
         2,149,496  Washington Federal, Inc.                          45,375,861
                                                                 ---------------
                                                                     120,366,940
                                                                 ---------------
TOBACCO - 2.3%
         2,543,700  UST Inc.                                         139,394,760
                                                                 ---------------
TOTAL COMMON STOCKS                                                4,785,364,227
(Cost $4,424,635,885)                                            ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
THRIFTS & MORTGAGE FINANCE - 0.3%
           384,600  Fannie Mae, 8.25%, 12/31/10                        9,903,450
           226,004  Freddie Mac, 8.375%, 12/31/12                      5,910,005
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                15,813,455
(Cost $15,398,348)                                               ---------------

CONVERTIBLE BONDS - 15.1%
CAPITAL MARKETS - 2.0%
     $     891,400  Bank of America N.A. (convertible
                    into Merrill Lynch & Co., Inc.),
                    16.15%, 5/5/08(4)                                 50,528,117
           524,100  Deutsche Bank AG (London),
                    (convertible into Morgan Stanley),
                    15.31%, 6/13/08
                    (Acquired 12/13/07,
                    Cost $24,999,570)(4)(5)                           26,983,551
           781,000  Deutsche Bank AG (London),
                    (convertible into Schwab
                    (Charles) Corp.), 15.75%, 2/1/08
                    (Acquired 8/2/07,
                    Cost $15,042,060)(4)(5)                           16,188,959
           209,200  Lehman Brothers Holdings Inc.,
                    (convertible into Legg
                    Mason, Inc.), 12.25%, 6/23/08
                    (Acquired 12/18/07,
                    Cost $15,307,164)(4)(5)                           15,346,912
           231,200  Natixis Financial Products,
                    (convertible into Legg
                    Mason, Inc.), 11.51%, 7/2/08
                    (Acquired 12/27/07,
                    Cost $16,563,168)(4)(5)                           16,662,006
                                                                 ---------------
                                                                     125,709,545
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           577,700  Natixis Financial Products,
                    (convertible into Verizon
                    Communications Inc.), 12.16%,
                    2/4/08 (Acquired 7/30/07,
                    Cost $23,864,787)(4)(5)                           25,133,994
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
         1,137,000  Bank of America N.A. (convertible
                    into Wal-Mart Stores, Inc.),
                    9.40%, 2/15/08(4)                                 53,533,371
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           227,000  Deutsche Bank AG (London),
                    (convertible into Hershey Co.
                    (The)), 5.91%, 1/18/08
                    (Acquired 7/19/07,
                    Cost $10,998,150)(4)(5)                            9,059,230
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
         6,922,000  LifePoint Hospitals, Inc.,
                    3.50%, 5/15/14                                     6,186,538
       196,476,000  Lincare Holdings Inc.,
                    3.00%, 6/15/33                                   195,739,215
        17,515,000  Lincare Holdings Inc., 2.75%,
                    11/1/37 (Acquired 10/25/07-
                    10/29/07, Cost $18,007,653)(5)                    18,565,900
                                                                 ---------------
                                                                     220,491,653
                                                                 ---------------
INSURANCE - 1.4%
           446,400  Allegro Investment Corp. SA
                    (convertible into American
                    International Group, Inc.), 9.50%,
                    6/16/08 (Acquired 12/13/07,
                    Cost $25,177,049)(4)(5)                           25,913,162

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           611,700  Allegro Investment Corp. SA
                    (convertible into Marsh &
                    McLennan Companies, Inc.),
                    11.70%, 2/8/08 (Acquired 8/3/07,
                    Cost $16,944,090)(4)(5)                           17,123,991
           861,400  Deutsche Bank AG (London),
                    (convertible into Marsh &
                    McLennan Companies, Inc.),
                    7.28%, 3/6/08 (Acquired 9/6/07,
                    Cost $22,999,380)(4)(5)                           23,191,903
           743,000  Lehman Brothers Holdings Inc.,
                    (convertible into Marsh &
                    McLennan Companies, Inc.)
                    12.50%, 2/14/08 (Acquired
                    8/7/07, Cost $19,793,520)(4)(5)                   20,343,340
                                                                 ---------------
                                                                      86,572,396
                                                                 ---------------
MEDIA - 0.2%
           725,000  Natixis Financial Products,
                    (convertible into Time
                    Warner Inc.), 6.27%, 6/13/08(4)                   12,158,975
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           555,000  Credit Suisse New York,
                    (convertible into Target Corp.),
                    17.84%, 6/30/08(4)                                28,010,850
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.2%
        17,624,000  Devon Energy Corp., (convertible
                    into Chevron Corp.), 4.90%,
                    8/15/08(4)                                        30,819,970
        42,507,000  Devon Energy Corp., (convertible
                    into Chevron Corp.), 4.95%,
                    8/15/08(4)                                        74,334,116
        32,634,000  Peabody Energy Corp.,
                    4.75%, 12/15/66                                   41,526,765
        50,906,000  St. Mary Land & Exploration Co.,
                    3.50%, 4/1/27                                     52,751,343
                                                                 ---------------
                                                                     199,432,194
                                                                 ---------------
PHARMACEUTICALS - 0.4%
           821,700  Wachovia Bank N.A. (convertible
                    into Bristol-Myers Squibb Co.),
                    10.75%, 1/31/08 (Acquired
                    7/26/07, Cost $24,922,161)(4)(5)                  23,232,170
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.5%
        25,662,000  Intel Corp., 2.95%, 12/15/35                      27,811,194
         2,191,000  Lehman Brothers Holdings Inc.
                    (convertible into Applied
                    Materials, Inc.), 13.30%,
                    5/9/08 (Acquired 11/6/07,
                    Cost $40,182,940)(4)(5)                           40,380,129
         1,500,000  Morgan Stanley, (convertible into
                    Applied Materials, Inc.), 10.45%,
                    3/20/08 (Acquired 12/14/07,
                    Cost $26,850,000)(4)(5)                           27,112,500
                                                                 ---------------
                                                                      95,303,823
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
           840,000  Morgan Stanley (convertible into
                    Lowe's Companies, Inc.), 9.00%,
                    4/2/08, (Acquired 9/25/07,
                    Cost $24,194,352)(4)(5)                           19,320,000
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
         2,272,700  Credit Suisse New York,
                    (convertible into Sprint
                    Nextel Corp.), 5.18%, 3/14/08(4)                  29,976,913
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                              927,935,114
(Cost $877,683,154)                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 4.9%
AEROSPACE & DEFENSE - 1.4%
           600,700  Northrop Grumman Corp.,
                    7.00%, 4/4/21                                     87,491,955
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
         1,110,600  Newell Financial Trust I,
                    5.25%, 12/1/27                                    50,948,775
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
             1,941  Fannie Mae, 5.375%, 1/5/08                       164,594,859
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   303,035,589
(Cost $315,259,602)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
     $  97,100,000  FHLB Discount Notes,
                    3.15%, 1/2/08(6)                                  97,100,000
                                                                 ---------------
(Cost $97,083,008)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(7) - 1.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $35,008,594)                               35,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $35,008,653)                               35,000,000

Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.35%, dated 12/31/07, due
1/2/08 (Delivery value $23,060,587)                                   23,055,015
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         93,055,015
(Cost $93,055,015)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.1%                               6,222,303,400
                                                                 ---------------
(Cost $5,823,115,012)

OTHER ASSETS AND LIABILITIES - (1.1)%                               (65,827,243)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $6,156,476,157
                                                                 ===============

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                           Unrealized
to Sell                            Date              Value           Gain (Loss)
--------------------------------------------------------------------------------
   35,430,768  Euro for USD       1/31/08        $ 51,763,452        $(117,793)
  145,410,585  GBP for USD        1/31/08         288,424,324         (260,285)
1,285,945,700  JPY for USD        1/31/08          11,580,479          455,615
                                               ---------------------------------
                                                 $351,768,255        $  77,537
                                               =================================
(Value on Settlement Date $351,845,792)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $89,409,142.
(4) Equity-linked debt security. The aggregate value of these securities at
    December 31, 2007, was $585,354,159, which represented 9.5% of total net assets.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007, was
    $231,280,905, which represented 3.8% of total net assets.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $17,170,913, which represented 0.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Trustees.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2007 follows:

                                                                                              DECEMBER 31, 2007
                               BALANCE     PURCHASE      SALES      REALIZED     DIVIDEND     SHARE       MARKET
COMPANY                        3/31/07       COST        COST      GAIN (LOSS)    INCOME     BALANCE       VALUE
Cascade Natural Gas Corp.(1)    569,091            -  $11,798,037  $3,282,875   $  136,582          -             -
Commerce Bancshares, Inc.     3,319,053  $29,113,378   18,263,928    (600,663)   2,685,985  3,750,644  $168,253,890
Westar Energy Inc.            3,949,949   24,383,553   10,319,319     337,029    3,429,661  4,514,349   117,102,213
WGL Holdings Inc.             2,427,900    6,636,277    5,407,251      (9,965)   2,493,605  2,469,500    80,900,820
                                         -----------  -----------  -----------  ----------             ------------
                                         $60,133,208  $45,788,535  $3,009,276   $8,745,833             $366,256,923
                                         ===========  ===========  ===========  ==========             ============

(1) Company was not an affliliate at December 31, 2007.

2. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $5,892,791,893
                                                                 ===============
Gross tax appreciation of investments                            $  505,385,649
Gross tax depreciation of investments                              (175,874,142)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  329,511,507
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
AIR FREIGHT & LOGISTICS - 2.6%
           931,000  United Parcel Service, Inc. Cl B              $   65,840,320
                                                                 ---------------
AIRLINES - 1.6%
         3,269,300  Southwest Airlines Co.                            39,885,460
                                                                 ---------------
AUTO COMPONENTS - 0.7%
           333,700  Autoliv, Inc.                                     17,589,327
                                                                 ---------------
AUTOMOBILES - 2.2%
           295,700  Honda Motor Co., Ltd. ORD                          9,803,898
           130,600  Thor Industries Inc.(1)                            4,964,107
           773,200  Toyota Motor Corp. ORD                            41,735,265
                                                                 ---------------
                                                                      56,503,270
                                                                 ---------------
BEVERAGES - 1.3%
           618,000  Anheuser-Busch Companies, Inc.                    32,346,120
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
           483,900  Amgen Inc.(2)                                     22,472,316
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           938,800  Masco Corp.                                       20,287,468
                                                                 ---------------
CAPITAL MARKETS - 1.6%
           111,200  Bear Stearns Companies Inc.
                    (The)                                              9,813,400
           331,600  Merrill Lynch & Co., Inc.                         17,800,288
           236,400  Morgan Stanley                                    12,555,204
                                                                 ---------------
                                                                      40,168,892
                                                                 ---------------
CHEMICALS - 1.4%
           406,600  du Pont (E.I.) de Nemours & Co.                   17,926,994
           271,100  Minerals Technologies Inc.                        18,150,145
                                                                 ---------------
                                                                      36,077,139
                                                                 ---------------
COMMERCIAL BANKS - 6.9%
           313,400  BB&T Corporation                                   9,611,978
         1,748,200  Marshall & Ilsley Corp.                           46,292,336
         2,006,200  South Financial Group Inc.
                    (The)(1)                                          31,356,906
           999,000  SunTrust Banks, Inc.                              62,427,510
           473,700  U.S. Bancorp                                      15,035,238

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           207,900  Zions Bancorporation                               9,706,851
                                                                 ---------------
                                                                     174,430,819
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.9%
           612,500  Avery Dennison Corp.                              32,548,250
           585,100  Pitney Bowes, Inc.                                22,257,204
           318,500  Republic Services, Inc.                            9,984,975
         1,079,100  Waste Management, Inc.                            35,254,197
                                                                 ---------------
                                                                     100,044,626
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           783,000  Motorola, Inc.                                    12,559,320
                                                                 ---------------
CONTAINERS & PACKAGING - 3.0%
         2,737,200  Bemis Co., Inc.                                   74,944,536
                                                                 ---------------
DISTRIBUTORS - 0.6%
           321,300  Genuine Parts Company                             14,876,190
                                                                 ---------------
DIVERSIFIED - 2.1%
           358,900  Standard and Poor's 500
                    Depositary Receipt Series 1                       52,489,125
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
         2,055,500  Bank of America Corp.                             84,809,930
           245,300  Citigroup Inc.                                     7,221,632
           223,600  JPMorgan Chase & Co.                               9,760,140
                                                                 ---------------
                                                                     101,791,702
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.5%
         1,921,400  AT&T Inc.                                         79,853,384
           798,800  Verizon Communications Inc.                       34,899,572
                                                                 ---------------
                                                                     114,752,956
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           309,200  IDACORP, Inc.                                     10,890,024
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           335,300  Hubbell Inc. Cl B                                 17,301,480
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.3%
         1,184,500  Molex Inc.                                        32,336,850

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           729,000  Tyco Electronics Ltd.                             27,067,770
                                                                 ---------------
                                                                      59,404,620
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           413,200  Wal-Mart Stores, Inc.                             19,639,396
                                                                 ---------------
FOOD PRODUCTS - 9.9%
           633,800  Campbell Soup Co.                                 22,645,674
         2,042,800  ConAgra Foods, Inc.                               48,598,212
           397,800  General Mills, Inc.                               22,674,600
           765,700  H.J. Heinz Co.                                    35,742,876
           699,700  Hershey Co. (The)                                 27,568,180
         2,732,200  Kraft Foods Inc. Cl A                             89,151,686
           124,300  Unilever N.V. New York Shares                      4,531,978
                                                                 ---------------
                                                                     250,913,206
                                                                 ---------------
GAS UTILITIES - 0.6%
           470,124  WGL Holdings Inc.(1)                              15,401,262
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
           535,900  Beckman Coulter, Inc.                             39,013,520
           670,400  Boston Scientific Corp.(2)                         7,796,752
           273,900  Covidien Ltd.                                     12,131,031
           912,900  Symmetry Medical Inc.(2)                          15,911,847
           156,400  Zimmer Holdings Inc.(2)                           10,345,860
                                                                 ---------------
                                                                      85,199,010
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
           582,000  LifePoint Hospitals Inc.(2)                       17,308,680
           485,900  Universal Health Services, Inc.
                    Cl B                                              24,878,080
                                                                 ---------------
                                                                      42,186,760
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
           811,300  International Speedway Corp.                      33,409,334
         1,070,100  Speedway Motorsports Inc.                         33,258,708
                                                                 ---------------
                                                                      66,668,042
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
            92,200  Whirlpool Corp.                                    7,526,286
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.8%
         1,041,100  Kimberly-Clark Corp.                              72,189,874
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 5.2%
           207,500  3M Co.                                            17,496,400
         3,065,900  General Electric Co.                             113,652,913
                                                                 ---------------
                                                                     131,149,313
                                                                 ---------------
INSURANCE - 6.1%
           585,100  Allstate Corp.                                    30,559,773
           836,800  American International Group, Inc.                48,785,440
           180,100  Chubb Corp.                                        9,829,858
           613,700  Genworth Financial Inc. Cl A                      15,618,665
           140,100  Hartford Financial Services
                    Group Inc. (The)                                  12,215,319
         1,436,500  Marsh & McLennan
                    Companies, Inc.                                   38,024,155
                                                                 ---------------
                                                                     155,033,210
                                                                 ---------------
IT SERVICES - 0.7%
           158,800  International Business
                    Machines Corp.                                    17,166,280
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
           531,000  RC2 Corp.(2)                                      14,905,170
                                                                 ---------------
MULTI-UTILITIES - 3.5%
            85,400  Ameren Corp.                                       4,629,515
           203,900  Consolidated Edison, Inc.                          9,960,515
         1,732,900  Puget Energy, Inc.                                47,533,447
           358,100  Wisconsin Energy Corp.                            17,443,051
           430,200  XCEL Energy Inc.                                   9,709,614
                                                                 ---------------
                                                                      89,276,142
                                                                 ---------------
MULTILINE RETAIL - 0.7%
           352,600  Target Corp.                                      17,630,000
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.6%
            44,100  Apache Corp.                                       4,742,514
         1,016,200  BP plc ADR                                        74,355,354
           163,600  Chevron Corp.                                     15,268,788
           135,100  Equitable Resources Inc.                           7,198,128
           864,900  Exxon Mobil Corp.                                 81,032,481
           119,100  Royal Dutch Shell plc ADR                         10,028,220
                                                                 ---------------
                                                                     192,625,485
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            64,000  Weyerhaeuser Co.                                   4,719,360
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
           335,400  Estee Lauder Companies, Inc.
                    (The) Cl A                                        14,626,794
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.9%
            81,500  Abbott Laboratories                                4,576,225
           653,100  Bristol-Myers Squibb Co.                          17,320,212
           328,200  Eli Lilly and Company                             17,522,598
           722,800  Johnson & Johnson                                 48,210,760
         2,765,200  Pfizer Inc.                                       62,852,996
                                                                 ---------------
                                                                     150,482,791
                                                                 ---------------
ROAD & RAIL - 0.6%
         1,084,800  Heartland Express, Inc.(1)                        15,382,464
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.1%
           413,100  Applied Materials, Inc.                            7,336,656
           469,100  Intel Corp.                                       12,506,206
           216,100  Texas Instruments Inc.                             7,217,740
                                                                 ---------------
                                                                      27,060,602
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
           175,700  Home Depot, Inc. (The)                             4,733,358
         1,205,600  Lowe's Companies, Inc.                            27,270,672
                                                                 ---------------
                                                                      32,004,030
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.9%
         1,391,100  Freddie Mac                                       47,394,777
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,533,835,964
(Cost $2,491,428,374)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
       $11,600,000  FHLB Discount Notes,
                    3.15%, 1/2/08(3)                                  11,600,000
                                                                 ---------------
(Cost $11,597,970)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.8%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $7,501,842)                                 7,500,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $7,501,854)                                 7,500,000

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $4,432,421)                                 4,431,350
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         19,431,350
(Cost $19,431,350)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.3%                               2,564,867,314
                                                                 ---------------
(Cost $2,522,457,694)

OTHER ASSETS AND LIABILITIES - (1.3)%                               (33,030,942)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,531,836,372
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                          Settlement                        Unrealized
to Sell                               Date             Value         Gain (Loss)
--------------------------------------------------------------------------------
   10,003,666  Euro for USD          1/31/08       $ 14,615,101       $ (34,026)
   37,692,856  GBP for USD           1/31/08         74,764,409         118,330
4,676,875,200  JPY for USD           1/31/08         42,117,217        (946,635)
                                                   -----------------------------
                                                   $131,496,727       $(862,331)
                                                   =============================
(Value on Settlement Date $130,634,396)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $18,684,919.
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $51,539,163, which represented 2.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,590,561,205
                                                                 ===============
Gross tax appreciation of investments                            $  150,464,119
Gross tax depreciation of investments                              (176,158,010)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (25,693,891)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
AEROSPACE & DEFENSE - 1.0%
           338,500  Northrop Grumman Corp.                        $   26,619,640
                                                                 ---------------
BEVERAGES - 2.0%
           525,200  Coca-Cola Company (The)                           32,231,524
           485,100  Pepsi Bottling Group Inc.                         19,142,046
                                                                 ---------------
                                                                      51,373,570
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
           283,800  Amgen Inc.(1)                                     13,179,672
                                                                 ---------------
CAPITAL MARKETS - 3.1%
           271,500  Bank of New York
                    Mellon Corp. (The)                                13,238,340
            58,800  Bear Stearns Companies Inc.
                    (The)                                              5,189,100
           560,100  Merrill Lynch & Co., Inc.                         30,066,168
           584,800  Morgan Stanley                                    31,058,728
                                                                 ---------------
                                                                      79,552,336
                                                                 ---------------
CHEMICALS - 2.2%
           653,200  du Pont (E.I.) de Nemours & Co.                   28,799,588
           386,100  PPG Industries, Inc.                              27,115,803
                                                                 ---------------
                                                                      55,915,391
                                                                 ---------------
COMMERCIAL BANKS - 5.6%
           467,000  National City Corp.                                7,686,820
           252,600  PNC Financial Services Group                      16,583,190
         1,118,100  U.S. Bancorp                                      35,488,494
           866,000  Wachovia Corp.                                    32,933,980
         1,712,600  Wells Fargo & Co.                                 51,703,394
                                                                 ---------------
                                                                     144,395,878
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
           127,100  Avery Dennison Corp.(2)                            6,754,094
           456,600  R.R. Donnelley & Sons Company                     17,232,084
           471,100  Waste Management, Inc.                            15,390,837
                                                                 ---------------
                                                                      39,377,015
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           389,300  Motorola, Inc.                                     6,244,372
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.2%
           628,400  Hewlett-Packard Co.                               31,721,632
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.2%
           331,900  Discover Financial Services                        5,005,052
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
           743,800  H&R Block, Inc.                                   13,812,366
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.7%
         1,894,800  Bank of America Corp.                             78,179,448
         2,826,500  Citigroup Inc.                                    83,212,160
         1,522,700  JPMorgan Chase & Co.                              66,465,855
                                                                 ---------------
                                                                     227,857,463
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.0%
         2,079,300  AT&T Inc.                                         86,415,708
           967,400  Verizon Communications Inc.                       42,265,706
                                                                 ---------------
                                                                     128,681,414
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
           483,500  Exelon Corporation                                39,472,940
           618,800  PPL Corporation                                   32,233,292
                                                                 ---------------
                                                                      71,706,232
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.5%
           181,000  National Oilwell Varco, Inc.(1)                   13,296,260
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.4%
           629,900  Kroger Co. (The)                                  16,824,629
           371,200  Walgreen Co.                                      14,135,296
           650,400  Wal-Mart Stores, Inc.                             30,913,512
                                                                 ---------------
                                                                      61,873,437
                                                                 ---------------
FOOD PRODUCTS - 1.1%
           799,700  Unilever N.V. New York Shares                     29,157,062
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
           270,500  Medtronic, Inc.                                   13,598,035
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
           153,000  Quest Diagnostics Inc.                             8,093,700
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
           176,900  McDonald's Corp.                                  10,421,179
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.7%
           673,200  Newell Rubbermaid Inc.                            17,422,416
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
           312,300  NRG Energy Inc.(1)                                13,535,082
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.8%
         3,018,800  General Electric Co.                             111,906,927
           295,600  Tyco International Ltd.                           11,720,540
                                                                 ---------------
                                                                     123,627,467
                                                                 ---------------
INSURANCE - 6.3%
           556,700  Allstate Corp.                                    29,076,441
         1,041,700  American International Group, Inc.                60,731,110
           338,500  Hartford Financial Services
                    Group Inc. (The)                                  29,513,815
           411,600  Loews Corp.                                       20,719,944
           251,500  Marsh & McLennan
                    Companies, Inc.                                    6,657,205
           267,000  Torchmark Corp.                                   16,161,510
                                                                 ---------------
                                                                     162,860,025
                                                                 ---------------
IT SERVICES - 1.7%
           216,600  Fiserv, Inc.(1)                                   12,019,134
           288,100  International Business
                    Machines Corp.                                    31,143,610
                                                                 ---------------
                                                                      43,162,744
                                                                 ---------------
MACHINERY - 3.4%
           269,500  Caterpillar Inc.                                  19,554,920
           117,200  Deere & Co.                                       10,913,664
           392,400  Dover Corp.                                       18,085,716
           460,600  Ingersoll-Rand Company Ltd. Cl A                  21,404,082
           244,500  Parker-Hannifin Corp.                             18,413,295
                                                                 ---------------
                                                                      88,371,677
                                                                 ---------------
MEDIA - 3.2%
           650,200  Gannett Co., Inc.                                 25,357,800
         1,948,000  Time Warner Inc.                                  32,161,480
           572,300  Viacom Inc. Cl B(1)                               25,135,416
                                                                 ---------------
                                                                      82,654,696
                                                                 ---------------
METALS & MINING - 0.6%
           262,400  Nucor Corp.                                       15,539,328
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           300,800  Kohl's Corp.(1)                                   13,776,640
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.6%
           929,200  Xerox Corp.                                       15,043,748
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.9%
           978,900  Chevron Corp.                                     91,360,737
           716,000  ConocoPhillips                                    63,222,800
            73,000  Devon Energy Corporation                           6,490,430
         1,400,200  Exxon Mobil Corp.                                131,184,738
           853,700  Royal Dutch Shell plc ADR                         71,881,540
                                                                 ---------------
                                                                     364,140,245
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
           408,200  Weyerhaeuser Co.                                  30,100,668
                                                                 ---------------
PHARMACEUTICALS - 8.3%
           561,300  Abbott Laboratories                               31,516,995
           333,000  Eli Lilly and Company                             17,778,870
           922,400  Johnson & Johnson                                 61,524,080
           389,000  Merck & Co., Inc.                                 22,604,790
         2,407,200  Pfizer Inc.                                       54,715,656
           692,900  Wyeth                                             30,619,251
                                                                 ---------------
                                                                     218,759,642
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.9%
           495,300  Applied Materials, Inc.                            8,796,528
           504,900  Intel Corp.                                       13,460,634
                                                                 ---------------
                                                                      22,257,162
                                                                 ---------------
SOFTWARE - 2.3%
         1,128,600  Microsoft Corporation                             40,178,160
           833,900  Oracle Corp.(1)                                   18,829,462
                                                                 ---------------
                                                                      59,007,622
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
           374,100  Best Buy Co., Inc.                                19,696,365
           550,900  Gap, Inc. (The)                                   11,723,152
           495,400  Home Depot, Inc. (The)                            13,346,076
           709,800  Staples, Inc.                                     16,375,086
                                                                 ---------------
                                                                      61,140,679
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
           191,900  VF Corp.                                          13,175,854
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.1%
           254,800  Countrywide Financial Corp.(2)                     2,277,912

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           972,700  Freddie Mac                                       33,139,889
           393,300  MGIC Investment Corp.(2)                           8,821,719
           786,700  Washington Mutual, Inc.                           10,706,987
                                                                 ---------------
                                                                      54,946,507
                                                                 ---------------
TOBACCO - 1.2%
           419,200  Altria Group Inc.                                 31,683,136
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
         1,333,900  Sprint Nextel Corp.                               17,514,107
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,480,601,151
(Cost $2,135,201,520)                                            ---------------

TEMPORARY CASH INVESTMENTS - SEGREGATED
FOR FUTURES CONTRACTS(3)- 4.4%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 7.125%, 2/15/23, valued
at $52,625,640), in a joint trading account at
1.30%, dated 12/31/07, due 1/2/08
(Delivery value $51,603,727)                                          51,600,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 4.50%, 4/30/09, valued at
$62,548,396), in a joint trading account at
1.30%, dated 12/31/07, due 1/2/08
(Delivery value $61,304,427)                                          61,300,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS                                     112,900,000
(Cost $112,900,000)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $5,001,228)                                 5,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $5,001,236)                                 5,000,000

Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $2,728,187)                                 2,727,528
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL -                                       12,727,528
(Cost $12,727,528)                                               ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.4%                               2,606,228,679
                                                                 ---------------
(Cost $2,260,829,048)

OTHER ASSETS AND LIABILITIES - (0.4)%                               (11,081,973)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,595,146,706
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
1,408  S&P 500 E-Mini Futures     March 2008      $103,822,400      $(1,465,977)
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $12,645,155.
(3) Security, or a portion thereof, has been segregated on the fund's records, at the custodian bank, or with the broker as initial margin on futures contracts.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,263,835,496
                                                                 ===============
Gross tax appreciation of investments                            $  531,911,216
Gross tax depreciation of investments                              (189,518,033)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  342,393,183
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 102.4%
AEROSPACE & DEFENSE - 2.9%
            59,563  Boeing Co.                                     $   5,209,381
            30,877  General Dynamics Corp.                             2,747,755
             9,471  Goodrich Corporation                                 668,747
            56,844  Honeywell International Inc.                       3,499,885
             9,553  L-3 Communications Holdings, Inc.                  1,012,045
            26,358  Lockheed Martin Corp.                              2,774,443
            26,071  Northrop Grumman Corp.                             2,050,223
            10,472  Precision Castparts Corp.                          1,452,466
            33,217  Raytheon Company                                   2,016,272
            12,666  Rockwell Collins                                     911,572
            75,323  United Technologies Corp.                          5,765,223
                                                                 ---------------
                                                                      28,108,012
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.0%
            13,172  C.H. Robinson Worldwide Inc.                         712,869
            16,200  Expeditors International of
                    Washington, Inc.                                     723,816
            23,469  FedEx Corp.                                        2,092,731
            79,823  United Parcel Service, Inc. Cl B                   5,645,082
                                                                 ---------------
                                                                       9,174,498
                                                                 ---------------
AIRLINES - 0.1%
            56,829  Southwest Airlines Co.                               693,314
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            16,398  Goodyear Tire &
                    Rubber Co. (The)(1)                                  462,752
            45,131  Johnson Controls, Inc.                             1,626,521
                                                                 ---------------
                                                                       2,089,273
                                                                 ---------------
AUTOMOBILES - 0.3%
           159,486  Ford Motor Co.(1)                                  1,073,341
            45,023  General Motors Corp.                               1,120,622
            18,525  Harley-Davidson, Inc.                                865,303
                                                                 ---------------
                                                                       3,059,266
                                                                 ---------------
BEVERAGES - 2.5%
            56,941  Anheuser-Busch Companies, Inc.                     2,980,292
             6,341  Brown-Forman Corp. Cl B                              469,932
           152,814  Coca-Cola Company (The)                            9,378,194
            21,858  Coca-Cola Enterprises Inc.                           568,964
            15,309  Constellation Brands Inc. Cl A(1)                    361,905
             9,034  Molson Coors Brewing Co.                             466,335

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            10,484  Pepsi Bottling Group Inc.                            413,699
           122,782  PepsiCo, Inc.                                      9,319,154
                                                                 ---------------
                                                                      23,958,475
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
            84,518  Amgen Inc.(1)                                      3,925,016
            21,792  Biogen Idec Inc.(1)                                1,240,401
            29,070  Celgene Corp.(1)                                   1,343,325
            20,051  Genzyme Corp.(1)                                   1,492,596
            70,345  Gilead Sciences, Inc.(1)                           3,236,573
                                                                 ---------------
                                                                      11,237,911
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            27,890  Masco Corp.                                          602,703
            13,050  Trane Inc.                                           609,565
                                                                 ---------------
                                                                       1,212,268
                                                                 ---------------
CAPITAL MARKETS - 3.5%
            14,105  American Capital
                    Strategies Ltd.(2)                                   464,901
            17,930  Ameriprise Financial Inc.                            988,122
            86,491  Bank of New York
                    Mellon Corp. (The)                                 4,217,302
             8,779  Bear Stearns Companies Inc.
                    (The)                                                774,747
            32,246  E*TRADE Financial Corp.(1)(2)                        114,473
             6,590  Federated Investors Inc. Cl B                        271,244
            12,358  Franklin Resources, Inc.                           1,414,126
            30,870  Goldman Sachs Group, Inc. (The)                    6,638,595
            12,017  Janus Capital Group Inc.                             394,758
            10,082  Legg Mason, Inc.                                     737,498
            40,760  Lehman Brothers Holdings Inc.                      2,667,334
            66,774  Merrill Lynch & Co., Inc.                          3,584,428
            80,011  Morgan Stanley                                     4,249,385
            15,183  Northern Trust Corp.                               1,162,714
            72,019  Schwab (Charles) Corp.                             1,840,085
            29,655  State Street Corp.                                 2,407,986
            20,073  T. Rowe Price Group Inc.                           1,222,044
                                                                 ---------------
                                                                      33,149,742
                                                                 ---------------
CHEMICALS - 1.9%
            16,430  Air Products & Chemicals, Inc.                     1,620,491
             4,295  Ashland Inc.                                         203,712
            72,207  Dow Chemical Co.                                   2,846,400
            68,728  du Pont (E.I.) de Nemours & Co.                    3,030,217
             6,369  Eastman Chemical Company                             389,082
            13,202  Ecolab Inc.                                          676,074

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             9,210  Hercules Inc.                                        178,214
             6,247  International Flavors &
                    Fragrances Inc.                                      300,668
            41,536  Monsanto Co.                                       4,639,155
            12,411  PPG Industries, Inc.                                 871,625
            24,246  Praxair, Inc.                                      2,150,863
            10,052  Rohm and Haas Co.                                    533,460
             9,965  Sigma-Aldrich Corp.                                  544,089
                                                                 ---------------
                                                                      17,984,050
                                                                 ---------------
COMMERCIAL BANKS - 3.0%
            41,959  BB&T Corporation                                   1,286,883
            11,648  Comerica Inc.                                        507,037
            14,597  Commerce Bancorp Inc.                                556,730
            40,763  Fifth Third Bancorp                                1,024,374
             9,916  First Horizon National Corp.(2)                      179,975
            27,794  Huntington Bancshares Inc.                           410,239
            29,566  KeyCorp                                              693,323
             5,697  M&T Bank Corp.                                       464,704
            20,248  Marshall & Ilsley Corp.                              536,167
            48,129  National City Corp.                                  792,203
            26,055  PNC Financial Services Group                       1,710,511
            53,506  Regions Financial Corp.                            1,265,417
            26,497  SunTrust Banks, Inc.                               1,655,798
           131,215  U.S. Bancorp                                       4,164,764
           147,770  Wachovia Corp.                                     5,619,693
           257,453  Wells Fargo & Co.                                  7,772,507
             8,151  Zions Bancorporation                                 380,570
                                                                 ---------------
                                                                      29,020,895
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            20,493  Allied Waste Industries Inc.(1)                      225,833
             7,273  Avery Dennison Corp.                                 386,487
            10,249  Cintas Corp.                                         344,571
            10,778  Equifax Inc.                                         391,888
            10,019  Monster Worldwide Inc.(1)                            324,616
            16,773  Pitney Bowes, Inc.                                   638,045
            16,910  R.R. Donnelley & Sons Company                        638,183
            12,467  Robert Half International Inc.                       337,108
            39,436  Waste Management, Inc.                             1,288,374
                                                                 ---------------
                                                                       4,575,105
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.6%
             6,713  Ciena Corp.(1)                                       228,980
           466,463  Cisco Systems Inc.(1)                             12,627,153

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           119,561  Corning Inc.                                       2,868,268
            16,549  JDS Uniphase Corp.(1)                                220,102
            39,068  Juniper Networks, Inc.(1)                          1,297,058
           175,856  Motorola, Inc.                                     2,820,730
           127,226  QUALCOMM Inc.                                      5,006,343
            33,253  Tellabs, Inc.(1)                                     217,475
                                                                 ---------------
                                                                      25,286,109
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.5%
            66,604  Apple Inc.(1)                                     13,192,919
           172,598  Dell Inc.(1)                                       4,230,377
           159,362  EMC Corp.(1)                                       2,952,978
           195,846  Hewlett-Packard Co.                                9,886,306
             7,403  Lexmark International, Inc. Cl A(1)                  258,069
            27,057  Network Appliance, Inc.(1)                           675,343
            11,501  QLogic Corp.(1)                                      163,314
            17,363  SanDisk Corp.(1)                                     575,931
            67,221  Sun Microsystems, Inc.(1)                          1,218,717
            14,076  Teradata Corp.(1)                                    385,823
                                                                 ---------------
                                                                      33,539,777
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.2%
             6,696  Fluor Corp.                                          975,741
             9,100  Jacobs Engineering Group Inc.(1)                     870,051
                                                                 ---------------
                                                                       1,845,792
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             7,168  Vulcan Materials Co.                                 566,917
                                                                 ---------------
CONSUMER FINANCE - 0.8%
            89,949  American Express Co.                               4,679,147
            29,753  Capital One Financial Corp.                        1,406,127
            36,202  Discover Financial Services                          545,926
            39,406  SLM Corporation                                      793,637
                                                                 ---------------
                                                                       7,424,837
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
             7,714  Ball Corp.                                           347,129
             8,233  Bemis Co., Inc.                                      225,420
             9,931  Pactiv Corp.(1)                                      264,463
            12,728  Sealed Air Corp.                                     294,526
                                                                 ---------------
                                                                       1,131,538
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%
            12,909  Genuine Parts Company                                597,687
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            10,461  Apollo Group, Inc. Cl A(1)                           733,839
            24,682  H&R Block, Inc.                                      458,345
                                                                 ---------------
                                                                       1,192,184
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.7%
           342,415  Bank of America Corp.(3)                          14,128,042
            14,531  CIT Group Inc.                                       349,180
           380,149  Citigroup Inc.                                    11,191,587
             4,052  CME Group Inc.                                     2,779,672
             5,300  IntercontinentalExchange Inc.(1)                   1,020,250
           259,800  JPMorgan Chase & Co.                              11,340,270
            12,500  Leucadia National Corp.                              588,750
            25,817  McGraw-Hill
                    Companies, Inc. (The)                              1,131,043
            16,407  Moody's Corp.                                        585,730
            20,000  NYSE Euronext, Inc.                                1,755,400
                                                                 ---------------
                                                                      44,869,924
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.3%
           463,452  AT&T Inc.                                         19,261,065
             8,498  CenturyTel Inc.                                      352,327
            25,829  Citizens Communications
                    Company                                              328,803
            11,555  Embarq Corp.                                         572,319
           121,788  Qwest Communications
                    International Inc.(1)(2)                             853,734
           220,637  Verizon Communications Inc.                        9,639,631
            36,320  Windstream Corp.                                     472,886
                                                                 ---------------
                                                                      31,480,765
                                                                 ---------------
ELECTRIC UTILITIES - 2.2%
            12,634  Allegheny Energy, Inc.(2)                            803,649
            30,387  American Electric Power                            1,414,819
            95,745  Duke Energy Corp.                                  1,931,177
            24,717  Edison International                               1,319,146
            14,974  Entergy Corp.                                      1,789,692
            52,029  Exelon Corporation                                 4,247,647
            23,130  FirstEnergy Corp.                                  1,673,224
            30,904  FPL Group, Inc.                                    2,091,274
            14,700  Pepco Holdings, Inc.                                 431,151
             7,581  Pinnacle West Capital Corp.                          321,510
            28,488  PPL Corporation                                    1,483,940
            19,654  Progress Energy Inc.                                 951,843

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            57,397  Southern Co.                                       2,224,134
                                                                 ---------------
                                                                      20,683,206
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            13,829  Cooper Industries, Ltd. Cl A                         731,278
            60,195  Emerson Electric Co.                               3,410,648
            11,394  Rockwell Automation Inc.                             785,730
                                                                 ---------------
                                                                       4,927,656
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
            29,361  Agilent Technologies, Inc.(1)                      1,078,723
            14,318  Jabil Circuit, Inc.                                  218,636
            10,826  Molex Inc.                                           295,550
            37,780  Tyco Electronics Ltd.                              1,402,771
                                                                 ---------------
                                                                       2,995,680
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
            24,277  Baker Hughes Inc.                                  1,968,865
            22,101  BJ Services Co.                                      536,170
            11,196  ENSCO International Inc.                             667,506
            67,653  Halliburton Co.                                    2,564,725
            24,100  Transocean Inc.                                    3,449,915
            21,351  Nabors Industries Ltd.(1)                            584,804
            27,586  National Oilwell Varco, Inc.(1)                    2,026,468
            20,370  Noble Corp.                                        1,151,109
             8,401  Rowan Companies, Inc.                                331,503
            90,641  Schlumberger Ltd.                                  8,916,355
            15,231  Smith International, Inc.                          1,124,809
            25,642  Weatherford International Ltd.(1)                  1,759,041
                                                                 ---------------
                                                                      25,081,270
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.4%
            33,241  Costco Wholesale Corp.                             2,318,892
           112,505  CVS/Caremark Corp.                                 4,472,074
            53,767  Kroger Co. (The)                                   1,436,117
            33,333  Safeway Inc.                                       1,140,322
            16,020  SUPERVALU INC.                                       601,070
            46,325  Sysco Corp.                                        1,445,803
           180,677  Wal-Mart Stores, Inc.                              8,587,578
            75,536  Walgreen Co.                                       2,876,411
            10,583  Whole Foods Market, Inc.(2)                          431,786
                                                                 ---------------
                                                                      23,310,053
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.5%
            48,924  Archer-Daniels-Midland Co.                         2,271,541
            17,057  Campbell Soup Co.                                    609,447
            37,278  ConAgra Foods, Inc.                                  886,844
            10,251  Dean Foods Co.                                       265,091
            25,071  General Mills, Inc.                                1,429,047
            24,239  H.J. Heinz Co.                                     1,131,477
            12,794  Hershey Co. (The)                                    504,084
            19,657  Kellogg Co.                                        1,030,617
           119,883  Kraft Foods Inc. Cl A                              3,911,781
            10,252  McCormick & Company, Inc.                            388,653
            55,107  Sara Lee Corp.                                       885,018
            20,307  Tyson Foods, Inc. Cl A                               311,306
            16,549  Wm. Wrigley Jr. Co.                                  968,944
                                                                 ---------------
                                                                      14,593,850
                                                                 ---------------
GAS UTILITIES - 0.1%
             3,651  Nicor Inc.(2)                                        154,620
            13,073  Questar Corp.                                        707,249
                                                                 ---------------
                                                                         861,869
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
            48,927  Baxter International Inc.                          2,840,212
            18,514  Becton, Dickinson & Co.                            1,547,400
           100,177  Boston Scientific Corp.(1)                         1,165,059
             7,810  C.R. Bard, Inc.                                      740,388
            37,781  Covidien Ltd.                                      1,673,320
            12,136  Hospira Inc.(1)                                      517,479
            87,167  Medtronic, Inc.                                    4,381,885
            25,923  St. Jude Medical, Inc.(1)                          1,053,511
            18,030  Stryker Corp.                                      1,347,202
             9,555  Varian Medical Systems, Inc.(1)                      498,389
            18,053  Zimmer Holdings Inc.(1)                            1,194,206
                                                                 ---------------
                                                                      16,959,051
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
            38,254  Aetna Inc.                                         2,208,403
            13,675  AmerisourceBergen Corp.                              613,597
            27,752  Cardinal Health, Inc.                              1,602,678
            21,458  CIGNA Corp.                                        1,152,938
            11,879  Coventry Health Care Inc.(1)                         703,831
            19,222  Express Scripts, Inc.(1)                           1,403,206
            12,821  Humana Inc.(1)                                       965,550
             8,863  Laboratory Corp. of
                    America Holdings(1)                                  669,422

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            22,470  McKesson Corp.                                     1,472,010
            20,542  Medco Health Solutions Inc.(1)                     2,082,959
            10,594  Patterson Companies, Inc.(1)                         359,666
            11,814  Quest Diagnostics Inc.                               624,961
            37,228  Tenet Healthcare Corp.(1)                            189,118
            98,735  UnitedHealth Group Inc.                            5,746,377
            43,481  WellPoint Inc.(1)                                  3,814,588
                                                                 ---------------
                                                                      23,609,304
                                                                 ---------------
HEALTH CARE TECHNOLOGY(4)
            15,410  IMS Health Inc.                                      355,046
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            33,099  Carnival Corporation                               1,472,575
            10,758  Darden Restaurants, Inc.                             298,104
            14,222  Harrah's Entertainment, Inc.                       1,262,203
            23,949  International Game Technology                      1,052,080
            24,224  Marriott International, Inc. Cl A                    827,976
            90,572  McDonald's Corp.                                   5,335,596
            56,708  Starbucks Corporation(1)                           1,160,813
            15,909  Starwood Hotels &
                    Resorts Worldwide, Inc.                              700,473
             6,873  Wendy's International, Inc.                          177,598
            13,641  Wyndham Worldwide Corp.                              321,382
            39,549  Yum! Brands, Inc.                                  1,513,540
                                                                 ---------------
                                                                      14,122,340
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
             4,743  Black & Decker Corporation                           330,350
             9,109  Centex Corp.                                         230,093
            20,785  D.R. Horton, Inc.                                    273,738
            11,592  Fortune Brands, Inc.                                 838,797
             4,642  Harman International
                    Industries Inc.                                      342,162
             6,063  KB Home(2)                                           130,961
            13,271  Leggett & Platt, Inc.                                231,446
            10,947  Lennar Corp.(2)                                      195,842
            20,940  Newell Rubbermaid Inc.                               541,927
            16,192  Pulte Homes Inc.                                     170,664
             4,588  Snap-on Incorporated                                 221,325
             6,481  Stanley Works (The)                                  314,199
             5,950  Whirlpool Corp.                                      485,699
                                                                 ---------------
                                                                       4,307,203
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.4%
            10,511  Clorox Company                                       685,002

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            38,760  Colgate-Palmolive Co.                              3,021,730
            32,305  Kimberly-Clark Corp.                               2,240,029
           237,199  Procter & Gamble Co. (The)                        17,415,150
                                                                 ---------------
                                                                      23,361,911
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
            50,817  AES Corp. (The)(1)                                 1,086,976
            13,739  Constellation Energy Group Inc.                    1,408,659
            32,813  Dynegy Inc. Cl A(1)                                  234,285
                                                                 ---------------
                                                                       2,729,920
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.8%
            54,456  3M Co.                                             4,591,730
           772,707  General Electric Co.                              28,644,248
            18,988  Textron Inc.                                       1,353,844
            37,781  Tyco International Ltd.                            1,498,017
                                                                 ---------------
                                                                      36,087,839
                                                                 ---------------
INSURANCE - 4.4%
            24,997  Ace, Ltd.                                          1,544,315
            37,161  Aflac Inc.                                         2,327,393
            44,378  Allstate Corp.                                     2,317,863
             7,702  Ambac Financial Group, Inc.(2)                       198,481
           193,963  American International Group, Inc.                11,308,043
            22,225  Aon Corp.                                          1,059,910
             7,262  Assurant, Inc.                                       485,828
            29,306  Chubb Corp.                                        1,599,521
            13,013  Cincinnati Financial Corp.                           514,534
            33,361  Genworth Financial Inc. Cl A                         849,037
            24,082  Hartford Financial Services
                    Group Inc. (The)                                   2,099,710
            20,489  Lincoln National Corp.                             1,192,870
            33,767  Loews Corp.                                        1,699,831
            41,192  Marsh & McLennan
                    Companies, Inc.                                    1,090,352
             9,625  MBIA Inc.(2)                                         179,314
            56,878  MetLife, Inc.                                      3,504,822
            20,148  Principal Financial Group, Inc.                    1,386,988
            55,040  Progressive Corp. (The)                            1,054,566
            34,828  Prudential Financial, Inc.                         3,240,397
             7,896  Safeco Corp.                                         439,649
             7,434  Torchmark Corp.                                      449,980
            49,332  Travelers Companies, Inc. (The)                    2,654,062
            27,382  Unum Group                                           651,418

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            13,663  XL Capital Ltd. Cl A                                 687,386
                                                                 ---------------
                                                                      42,536,270
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            23,227  Amazon.com, Inc.(1)                                2,151,749
            15,568  Expedia Inc.(1)                                      492,260
            14,580  IAC/InterActiveCorp(1)                               392,494
                                                                 ---------------
                                                                       3,036,503
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
            12,570  Akamai Technologies, Inc.(1)                         434,922
            86,690  eBay Inc.(1)                                       2,877,241
            17,650  Google Inc. Cl A(1)                               12,204,622
            18,624  VeriSign, Inc.(1)                                    700,449
           102,324  Yahoo! Inc.(1)                                     2,380,056
                                                                 ---------------
                                                                      18,597,290
                                                                 ---------------
IT SERVICES - 2.0%
             7,560  Affiliated Computer Services Inc.
                    Cl A(1)                                              340,956
            40,318  Automatic Data Processing, Inc.                    1,795,361
            21,936  Cognizant Technology
                    Solutions Corp. Cl A(1)                              744,508
            13,238  Computer Sciences Corp.(1)                           654,884
            11,033  Convergys Corp.(1)                                   181,603
            38,745  Electronic Data Systems Corp.                        803,184
            13,063  Fidelity National Information
                    Services, Inc.                                       543,290
            12,633  Fiserv, Inc.(1)                                      701,005
           104,227  International Business
                    Machines Corp.                                    11,266,940
            25,552  Paychex, Inc.                                        925,493
            27,806  Unisys Corp.(1)                                      131,522
            58,673  Western Union Co. (The)                            1,424,580
                                                                 ---------------
                                                                      19,513,326
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
             7,132  Brunswick Corp.                                      121,601
            21,747  Eastman Kodak Co.(2)                                 475,607
            11,984  Hasbro, Inc.                                         306,551
            28,049  Mattel, Inc.                                         534,052
                                                                 ---------------
                                                                       1,437,811
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%
            13,968  Applera Corporation - Applied
                    Biosystems Group                                     473,795
             4,083  Millipore Corp.(1)                                   298,794

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             9,665  PerkinElmer, Inc.                                    251,483
            32,352  Thermo Fisher Scientific Inc.(1)                   1,866,063
             7,518  Waters Corp.(1)                                      594,448
                                                                 ---------------
                                                                       3,484,583
                                                                 ---------------
MACHINERY - 1.9%
            48,533  Caterpillar Inc.                                   3,521,554
             7,891  Cummins Inc.                                       1,005,077
            18,658  Danaher Corp.                                      1,637,053
            33,810  Deere & Co.                                        3,148,387
            15,148  Dover Corp.                                          698,171
            11,089  Eaton Corp.                                        1,075,079
            31,651  Illinois Tool Works Inc.                           1,694,595
            20,771  Ingersoll-Rand Company Ltd. Cl A                     965,228
            13,723  ITT Corporation                                      906,267
             9,500  Manitowoc Co., Inc. (The)                            463,885
            28,423  Paccar Inc.                                        1,548,485
             9,363  Pall Corp.                                           377,516
            12,880  Parker-Hannifin Corp.                                969,993
             7,696  Terex Corp.(1)                                       504,627
                                                                 ---------------
                                                                      18,515,917
                                                                 ---------------
MEDIA - 2.8%
            52,047  CBS Corp. Cl B                                     1,418,281
            37,841  Clear Channel
                    Communications, Inc.                               1,306,271
           234,829  Comcast Corp. Cl A(1)                              4,287,978
            57,639  DIRECTV Group, Inc. (The)(1)                       1,332,614
             6,633  EW Scripps Co. Cl A                                  298,551
            17,683  Gannett Co., Inc.                                    689,637
            36,725  Interpublic Group of
                    Companies, Inc. (The)(1)                             297,840
             3,053  Meredith Corp.                                       167,854
            10,877  New York Times Co. (The) Cl A(2)                     190,674
           175,931  News Corp. Cl A                                    3,604,826
            24,919  Omnicom Group Inc.                                 1,184,400
           278,319  Time Warner Inc.                                   4,595,047
            51,153  Viacom Inc. Cl B(1)                                2,246,640
           145,563  Walt Disney Co. (The)                              4,698,773
               443  Washington Post Co. (The) Cl B                       350,603
                                                                 ---------------
                                                                      26,669,989
                                                                 ---------------
METALS & MINING - 1.1%
            66,770  Alcoa Inc.                                         2,440,444
             7,720  Allegheny Technologies Inc.                          667,008
            29,010  Freeport-McMoRan Copper &
                    Gold, Inc.                                         2,971,784
            36,699  Newmont Mining Corporation                         1,792,012

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            21,877  Nucor Corp.                                        1,295,556
             6,600  Titanium Metals Corp.(2)                             174,570
             8,920  United States Steel Corp.                          1,078,517
                                                                 ---------------
                                                                      10,419,891
                                                                 ---------------
MULTI-UTILITIES - 1.2%
            15,797  Ameren Corp.                                         856,355
            24,373  CenterPoint Energy, Inc.                             417,509
            17,709  CMS Energy Corp.                                     307,782
            20,567  Consolidated Edison, Inc.                          1,004,698
            44,122  Dominion Resources Inc.                            2,093,588
            12,967  DTE Energy Company                                   570,029
             5,839  Integrys Energy Group Inc.                           301,818
            20,850  NiSource Inc.                                        393,857
            26,884  PG&E Corp.                                         1,158,432
            19,240  Public Service Enterprise
                    Group Inc.                                         1,890,138
            20,028  Sempra Energy                                      1,239,333
            16,560  TECO Energy, Inc.                                    284,998
            32,001  XCEL Energy Inc.                                     722,263
                                                                 ---------------
                                                                      11,240,800
                                                                 ---------------
MULTILINE RETAIL - 0.8%
             7,656  Big Lots, Inc.(1)                                    122,419
             4,784  Dillard's Inc. Cl A(2)                                89,844
            10,733  Family Dollar Stores, Inc.                           206,396
            16,904  J.C. Penney Co., Inc.                                743,607
            24,161  Kohl's Corp.(1)                                    1,106,574
            32,884  Macy's Inc.                                          850,709
            14,360  Nordstrom, Inc.                                      527,443
             5,626  Sears Holdings Corp.(1)(2)                           574,133
            63,520  Target Corp.                                       3,175,999
                                                                 ---------------
                                                                       7,397,124
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            71,024  Xerox Corp.                                        1,149,879
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.5%
            35,232  Anadarko Petroleum Corp.                           2,314,390
            26,548  Apache Corp.                                       2,854,972
            33,747  Chesapeake Energy Corp.                            1,322,882
           161,453  Chevron Corp.                                     15,068,408
           122,323  ConocoPhillips                                    10,801,121
            13,851  Consol Energy Inc.                                   990,624
            34,694  Devon Energy Corporation                           3,084,644

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            53,244  El Paso Corp.                                        917,927
            18,682  EOG Resources Inc.                                 1,667,369
           417,720  Exxon Mobil Corp.                                 39,136,186
            20,956  Hess Corp.                                         2,113,622
            54,399  Marathon Oil Corp.                                 3,310,723
            14,338  Murphy Oil Corp.                                   1,216,436
            13,000  Noble Energy Inc.                                  1,033,760
            63,098  Occidental Petroleum Corp.                         4,857,915
            20,120  Peabody Energy Corp.                               1,240,197
             8,600  Range Resources Corporation                          441,696
            48,041  Spectra Energy Corp.                               1,240,419
             9,072  Sunoco, Inc.                                         657,176
            10,400  Tesoro Corp.                                         496,080
            42,177  Valero Energy Corp.                                2,953,655
            45,588  Williams Companies, Inc. (The)                     1,631,139
            36,686  XTO Energy Inc.                                    1,884,193
                                                                 ---------------
                                                                     101,235,534
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            32,548  International Paper Company                        1,053,904
            13,930  MeadWestvaco Corp.                                   436,009
            16,374  Weyerhaeuser Co.                                   1,207,419
                                                                 ---------------
                                                                       2,697,332
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
            32,813  Avon Products, Inc.                                1,297,098
             8,676  Estee Lauder Companies, Inc.
                    (The) Cl A                                           378,360
                                                                 ---------------
                                                                       1,675,458
                                                                 ---------------
PHARMACEUTICALS - 6.5%
           117,454  Abbott Laboratories                                6,595,042
            23,345  Allergan, Inc.                                     1,499,683
             8,092  Barr Pharmaceuticals Inc.(1)                         429,685
           150,271  Bristol-Myers Squibb Co.                           3,985,187
            74,994  Eli Lilly and Company                              4,003,930
            23,976  Forest Laboratories, Inc.(1)                         873,925
           219,991  Johnson & Johnson                                 14,673,400
            18,602  King Pharmaceuticals, Inc.(1)                        190,484
           165,403  Merck & Co., Inc.                                  9,611,568
            18,990  Mylan Laboratories Inc.(2)                           266,999
           526,370  Pfizer Inc.                                       11,964,390
           123,051  Schering-Plough Corp.                              3,278,079
             8,270  Watson Pharmaceuticals, Inc.(1)                      224,448

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           102,146  Wyeth                                              4,513,832
                                                                 ---------------
                                                                      62,110,652
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
             7,319  Apartment Investment and
                    Management Co. Cl A                                  254,189
             6,109  AvalonBay Communities Inc.                           575,101
             8,976  Boston Properties Inc.                               824,087
             9,412  Developers Diversified Realty Corp.                  360,385
            20,995  Equity Residential                                   765,688
            18,721  General Growth Properties, Inc.                      770,931
            39,706  Host Hotels & Resorts Inc.                           676,590
            17,849  Kimco Realty Corporation                             649,704
            13,222  Plum Creek Timber Co. Inc.                           608,741
            19,547  ProLogis                                           1,238,889
             9,377  Public Storage Inc.                                  688,366
            16,976  Simon Property Group, Inc.                         1,474,534
            10,210  Vornado Realty Trust                                 897,970
                                                                 ---------------
                                                                       9,785,175
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(4)
            14,986  CB Richard Ellis Group, Inc.
                    Cl A(1)                                              322,948
                                                                 ---------------
ROAD & RAIL - 0.8%
            22,857  Burlington Northern
                    Santa Fe Corp.                                     1,902,388
            32,177  CSX Corp.                                          1,415,144
            29,642  Norfolk Southern Corp.                             1,495,142
             4,596  Ryder System, Inc.                                   216,058
            20,088  Union Pacific Corp.                                2,523,456
                                                                 ---------------
                                                                       7,552,188
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.8%
            41,888  Advanced Micro
                    Devices, Inc.(1)(2)                                  314,160
            27,069  Altera Corp.                                         522,973
            23,620  Analog Devices, Inc.                                 748,754
           104,805  Applied Materials, Inc.                            1,861,337
            35,637  Broadcom Corp. Cl A(1)                               931,551
           443,838  Intel Corp.                                       11,832,722
            14,719  KLA-Tencor Corp.                                     708,867
            16,923  Linear Technology Corp.                              538,659
            54,478  LSI Logic Corp.(1)                                   289,278
            17,156  MEMC Electronic Materials Inc.(1)                  1,518,134
            16,500  Microchip Technology Inc.                            518,430
            57,458  Micron Technology, Inc.(1)                           416,571
            18,249  National Semiconductor Corp.                         413,157

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             9,363  Novellus Systems, Inc.(1)                            258,138
            41,703  NVIDIA Corp.(1)                                    1,418,736
            14,974  Teradyne, Inc.(1)                                    154,831
           108,571  Texas Instruments Inc.                             3,626,272
            22,467  Xilinx, Inc.                                         491,353
                                                                 ---------------
                                                                      26,563,923
                                                                 ---------------
SOFTWARE - 3.9%
            44,616  Adobe Systems Inc.(1)                              1,906,442
            17,503  Autodesk, Inc.(1)                                    870,949
            15,310  BMC Software Inc.(1)(2)                              545,648
            29,597  CA, Inc.                                             738,445
            13,729  Citrix Systems, Inc.(1)                              521,839
            24,105  Compuware Corp.(1)                                   214,052
            23,648  Electronic Arts Inc.(1)                            1,381,280
            25,764  Intuit Inc.(1)                                       814,400
           617,274  Microsoft Corporation                             21,974,955
            27,491  Novell, Inc.(1)                                      188,863
           299,141  Oracle Corp.(1)                                    6,754,605
            68,402  Symantec Corp.(1)                                  1,104,008
                                                                 ---------------
                                                                      37,015,486
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
             6,547  Abercrombie & Fitch Co.                              523,564
            11,988  AutoNation, Inc.(1)                                  187,732
             3,569  AutoZone, Inc.(1)                                    427,959
            20,538  Bed Bath & Beyond Inc.(1)                            603,612
            26,674  Best Buy Co., Inc.                                 1,404,386
            11,270  Circuit City Stores Inc.(2)                           47,334
            12,100  GameStop Corp. Cl A(1)                               751,531
            35,658  Gap, Inc. (The)                                      758,802
           128,333  Home Depot, Inc. (The)                             3,457,291
            24,236  Limited Brands, Inc.                                 458,787
           111,810  Lowe's Companies, Inc.                             2,529,142
            20,646  Office Depot, Inc.(1)                                287,186
             5,781  OfficeMax Inc.                                       119,435
            10,717  RadioShack Corp.                                     180,689
             8,208  Sherwin-Williams Co.                                 476,392
            54,251  Staples, Inc.                                      1,251,571
            10,402  Tiffany & Co.                                        478,804
            33,701  TJX Companies, Inc. (The)                            968,230
                                                                 ---------------
                                                                      14,912,447
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            28,364  Coach Inc.(1)                                        867,371

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,518  Jones Apparel Group, Inc.                            104,223
             7,752  Liz Claiborne, Inc.                                  157,753
            29,408  NIKE, Inc. Cl B                                    1,889,170
             4,531  Polo Ralph Lauren Corp.                              279,970
             6,669  VF Corp.                                             457,894
                                                                 ---------------
                                                                       3,756,381
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.7%
            43,848  Countrywide Financial Corp.(2)                       392,001
            73,902  Fannie Mae                                         2,954,602
            49,434  Freddie Mac                                        1,684,216
            38,056  Hudson City Bancorp, Inc.                            571,601
             6,283  MGIC Investment Corp.(2)                             140,928
            27,354  Sovereign Bancorp Inc.                               311,836
            66,540  Washington Mutual, Inc.                              905,609
                                                                 ---------------
                                                                       6,960,793
                                                                 ---------------
TOBACCO - 1.4%
           161,252  Altria Group Inc.                                 12,187,427
            13,067  Reynolds American Inc.                               861,899
            12,088  UST Inc.                                             662,422
                                                                 ---------------
                                                                      13,711,748
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(4)
             5,115  Grainger (W.W.), Inc.                                447,665
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.4%
            31,300  American Tower Corp. Cl A(1)                       1,333,380
           216,352  Sprint Nextel Corp.                                2,840,702
                                                                 ---------------
                                                                       4,174,082
                                                                 ---------------
TOTAL COMMON STOCKS                                                  983,105,732
(Cost $660,820,157)                                              ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS SEGREGATED
FOR FUTURES CONTRACTS(3) - 0.4%
      $  2,700,000  FHLB Discount Notes,
                    3.15%, 1/2/08(5)                                   2,700,000
         1,080,000  U.S. Treasury Bills,
                    4.69%, 1/17/08(5)                                  1,078,817
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS SEGREGATED
FOR FUTURES CONTRACTS                                                  3,778,817
(Cost $3,777,277)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 0.7%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $2,000,491)                                 2,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $2,000,494)                                 2,000,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 4.35%,
dated 12/31/07, due 1/2/08
(Delivery value $2,878,657)                                            2,877,961
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          6,877,961
(Cost $6,877,961)                                                ---------------

TOTAL INVESTMENT SECURITIES - 103.5%                                 993,762,510
                                                                 ---------------
(Cost $671,475,395)

OTHER ASSETS AND LIABILITIES - (3.5)%                               (33,926,671)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 959,835,839
                                                                 ===============

FUTURES CONTRACTS
                               Expiration       Underlying Face      Unrealized
Contracts Purchased               Date          Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
71 S&P 500 E-Mini Futures      March 2008         $5,235,363           $14,619
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $6,673,319.
(3) Security, or a portion thereof, has been segregated on the fund's records, at the custodian bank, or with the broker as initial margin on futures contracts.
(4) Category is less than 0.05% of total net assets.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $710,142,400
                                                                 ===============
Gross tax appreciation of investments                              $335,907,145
Gross tax depreciation of investments                               (52,287,035)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $283,620,110
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.1%
DIVERSIFIED REITs - 10.4%
         1,460,000  Colonial Properties Trust                     $   33,039,800
         2,401,620  Huntingdon Real Estate
                    Investment Trust ORD (1)                           5,562,105
         1,356,900  Liberty Property Trust (1)                        39,092,289
           693,000  Vornado Realty Trust                              60,949,350
                                                                 ---------------
                                                                     138,643,544
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
           148,400  Intercontinental Hotels Group
                    plc ADR                                            2,582,160
                                                                 ---------------
INDUSTRIAL REITs - 9.1%
           796,600  AMB Property Corp.                                45,852,296
           349,200  DCT Industrial Trust Inc.                          3,251,052
         1,153,010  ProLogis                                          73,077,774
                                                                 ---------------
                                                                     122,181,122
                                                                 ---------------
OFFICE REITs - 18.5%
           440,600  Alexandria Real Estate
                    Equities, Inc.                                    44,795,802
           981,600  Boston Properties Inc.                            90,120,696
           358,200  Brandywine Realty Trust                            6,422,526
           999,200  Digital Realty Trust Inc.                         38,339,304
         1,711,012  Duke Realty Corporation                           44,623,193
           421,700  Kilroy Realty Corp. (1)                           23,176,632
                                                                 ---------------
                                                                     247,478,153
                                                                 ---------------
RESIDENTIAL REITs - 11.8%
         1,511,700  Apartment Investment and
                    Management Co. Cl A                               52,501,341
            69,100  AvalonBay Communities Inc.                         6,505,074
           455,200  Camden Property Trust                             21,917,880
           652,400  Education Realty Trust, Inc. (1)                   7,332,976
         1,249,800  GMH Communities Trust (1)                          6,898,896
         3,159,064  UDR, Inc.                                         62,707,420
                                                                 ---------------
                                                                     157,863,587
                                                                 ---------------
RETAIL REITs - 27.2%
           544,500  CBL & Associates Properties, Inc.                 13,018,995
           341,400  Developers Diversified Realty Corp.               13,072,206
           606,310  General Growth Properties, Inc.                   24,967,846
         2,182,280  Kimco Realty Corporation                          79,434,992
         1,681,600  National Retail Properties, Inc.                  39,315,808
           297,900  Regency Centers Corp.                             19,211,571
         1,503,251  Simon Property Group, Inc.                       130,572,382
         1,413,400  Weingarten Realty Investors                       44,437,296
                                                                 ---------------
                                                                     364,031,096
                                                                 ---------------

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPECIALIZED REITs - 18.9%
           212,026  Cogdell Spencer Inc.                               3,377,574
           378,000  Extra Space Storage Inc. (1)                       5,401,620
           604,600  Healthcare Realty Trust Inc. (1)                  15,350,794
         1,359,500  Hospitality Properties Trust                      43,803,090
         2,987,925  Host Hotels & Resorts Inc.                        50,914,242
         1,153,089  Public Storage Inc.                               84,648,264
            82,200  Sovran Self Storage, Inc. (1)                      3,296,220
         1,009,400  Ventas, Inc.                                      45,675,350
                                                                 ---------------
                                                                     252,467,154
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,285,246,816
(Cost $1,366,700,217)                                            ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $16,929,954), in a joint trading
account at 1.30%, dated 12/31/07, due 1/2/08
(Delivery value $16,601,199)                                          16,600,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 8/15/17,
valued at $23,150,663), in a joint trading
account at 1.10%, dated 12/31/07, due 1/2/08
(Delivery value $22,701,387)                                          22,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      39,300,000
(Cost $39,300,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL (2) - 4.8%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $30,007,367)                               30,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $16,337,312)                               16,333,274

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 4.35%,
dated 12/31/07, due 1/2/08
(Delivery value $18,552,112)                                          18,547,630
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         64,880,904
(Cost $64,880,904)                                               ---------------

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 103.8%                               1,389,427,720
                                                                 ---------------
(Cost $1,470,881,121)

OTHER ASSETS AND LIABILITIES - (3.8)%                               (50,743,214)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,338,684,506
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust
(1) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $64,581,805.
(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2007 follows:

                                                                                               DECEMBER 31, 2007
                               SHARE
                              BALANCE     PURCHASE       SALES      REALIZED      DIVIDEND     SHARE      MARKET
COMPANY                       3/31/07       COST         COST      GAIN (LOSS)     INCOME     BALANCE      VALUE
Education Realty
Trust, Inc.(1)(2)            1,281,200            -  $  9,494,979  $(1,618,463)  $  722,892    652,400  $ 7,332,976
GMH Communities Trust(1)(2)  2,592,495            -    15,843,132   (4,809,989)     924,246  1,249,800    6,898,896
Home Properties, Inc.(2)     1,263,147  $28,728,195    98,188,776   (2,976,653)   1,312,931          -            -
Huntingdon Real Estate
Investment Trust ORD(1)(2)   3,364,317            -     2,150,889      (10,475)     474,676  2,401,620    5,562,105
                                        -----------  ------------  ------------  ----------             -----------
                                        $28,728,195  $125,677,777  $(9,415,581)  $3,434,744             $19,793,977
                                        ===========  ============  ============  ==========             ===========

(1) Security, or a portion thereof, was on loan as of December 31, 2007.
(2) Company was not an affiliate at December 31, 2007.

2. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,516,588,439
                                                                 ===============
Gross tax appreciation of investments                            $   97,012,112
Gross tax depreciation of investments                              (224,172,831)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $ (127,160,719)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
NT LARGE COMPANY VALUE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 1.1%
            12,800  Northrop Grumman Corp.                           $ 1,006,592
                                                                 ---------------
BEVERAGES - 2.1%
            20,300  Coca-Cola Company (The)                            1,245,811
            18,700  Pepsi Bottling Group Inc.                            737,902
                                                                 ---------------
                                                                       1,983,713
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            10,500  Amgen Inc.(1)                                        487,620
                                                                 ---------------
CAPITAL MARKETS - 3.1%
            10,000  Bank of New York Mellon Corp.
                    (The)                                                487,600
             2,300  Bear Stearns Companies Inc.
                    (The)                                                202,975
            21,100  Merrill Lynch & Co., Inc.                          1,132,648
            21,600  Morgan Stanley                                     1,147,176
                                                                 ---------------
                                                                       2,970,399
                                                                 ---------------
CHEMICALS - 2.2%
            24,400  du Pont (E.I.) de Nemours & Co.                    1,075,796
            14,700  PPG Industries, Inc.                               1,032,381
                                                                 ---------------
                                                                       2,108,177
                                                                 ---------------
COMMERCIAL BANKS - 5.6%
            16,600  National City Corp.                                  273,236
             9,700  PNC Financial Services Group                         636,805
            41,900  U.S. Bancorp                                       1,329,906
            32,400  Wachovia Corp.                                     1,232,172
            64,200  Wells Fargo & Co.                                  1,938,198
                                                                 ---------------
                                                                       5,410,317
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
             4,400  Avery Dennison Corp.                                 233,816
            16,800  R.R. Donnelley & Sons Company                        634,032
            16,800  Waste Management, Inc.                               548,856
                                                                 ---------------
                                                                       1,416,704
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
            14,600  Motorola, Inc.                                       234,184
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.3%
            23,900  Hewlett-Packard Co.                                1,206,472
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.2%
            12,900  Discover Financial Services                          194,532
                                                                 ---------------
DIVERSIFIED - 2.1%
            13,700  Standard and Poor's 500
                    Depositary Receipt Series 1                        2,003,625
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
            26,500  H&R Block, Inc.                                      492,105
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.9%
            71,400  Bank of America Corp.                              2,945,964
           105,900  Citigroup Inc.                                     3,117,696
            57,600  JPMorgan Chase & Co.                               2,514,240
                                                                 ---------------
                                                                       8,577,900
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.0%
            77,300  AT&T Inc.                                          3,212,588
            36,300  Verizon Communications Inc.                        1,585,947
                                                                 ---------------
                                                                       4,798,535
                                                                 ---------------
ELECTRIC UTILITIES - 3.0%
            20,600  Exelon Corporation                                 1,681,784
            23,200  PPL Corporation                                    1,208,488
                                                                 ---------------
                                                                       2,890,272
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.5%
             6,900  National Oilwell Varco, Inc.(1)                      506,874
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.5%
            24,300  Kroger Co. (The)                                     649,053
            13,800  Walgreen Co.                                         525,504
            24,700  Wal-Mart Stores, Inc.                              1,173,991
                                                                 ---------------
                                                                       2,348,548
                                                                 ---------------
FOOD PRODUCTS - 1.2%
            30,700  Unilever N.V. New York Shares                      1,119,322
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
             9,800  Medtronic, Inc.                                      492,646
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
             5,700  Quest Diagnostics Inc.                               301,530
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
             6,600  McDonald's Corp.                                     388,806
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            25,600  Newell Rubbermaid Inc.                               662,528
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
            11,500  NRG Energy Inc.(1)                                   498,410
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.6%
           107,500  General Electric Co.                               3,985,025
            11,200  Tyco International Ltd.                              444,080
                                                                 ---------------
                                                                       4,429,105
                                                                 ---------------
INSURANCE - 5.6%
            21,000  Allstate Corp.                                     1,096,830
            38,600  American International Group, Inc.                 2,250,380
            12,900  Hartford Financial Services
                    Group Inc. (The)                                   1,124,751
             9,200  Marsh & McLennan
                    Companies, Inc.                                      243,524
            10,000  Torchmark Corp.                                      605,300
                                                                 ---------------
                                                                       5,320,785
                                                                 ---------------
IT SERVICES - 1.7%
             8,200  Fiserv, Inc.(1)                                      455,018
            10,600  International Business
                    Machines Corp.                                     1,145,860
                                                                 ---------------
                                                                       1,600,878
                                                                 ---------------
MACHINERY - 3.5%
            10,200  Caterpillar Inc.                                     740,112
             4,200  Deere & Co.                                          391,104
            14,800  Dover Corp.                                          682,132
            17,100  Ingersoll-Rand Company Ltd. Cl A                     794,637
             9,300  Parker-Hannifin Corp.                                700,383
                                                                 ---------------
                                                                       3,308,368
                                                                 ---------------
MEDIA - 3.3%
            24,400  Gannett Co., Inc.                                    951,600
            76,600  Time Warner Inc.                                   1,264,666
            21,600  Viacom Inc. Cl B(1)                                  948,672
                                                                 ---------------
                                                                       3,164,938
                                                                 ---------------
METALS & MINING - 0.6%
             9,700  Nucor Corp.                                          574,434
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.5%
            10,900  Kohl's Corp.(1)                                      499,220
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
            35,000  Xerox Corp.                                          566,650
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.9%
            35,400  Chevron Corp.                                      3,303,882
            26,100  ConocoPhillips                                     2,304,630
             2,300  Devon Energy Corporation                             204,493
            52,600  Exxon Mobil Corp.                                  4,928,094
            32,000  Royal Dutch Shell plc ADR                          2,694,400
                                                                 ---------------
                                                                      13,435,499
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
            15,200  Weyerhaeuser Co.                                   1,120,848
                                                                 ---------------
PHARMACEUTICALS - 8.5%
            21,100  Abbott Laboratories                                1,184,765
            12,700  Eli Lilly and Company                                678,053
            34,800  Johnson & Johnson                                  2,321,160
            14,700  Merck & Co., Inc.                                    854,217
            86,600  Pfizer Inc.                                        1,968,418
            26,100  Wyeth                                              1,153,359
                                                                 ---------------
                                                                       8,159,972
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.9%
            19,100  Applied Materials, Inc.                              339,216
            18,600  Intel Corp.                                          495,876
                                                                 ---------------
                                                                         835,092
                                                                 ---------------
SOFTWARE - 2.4%
            42,300  Microsoft Corporation                              1,505,880
            34,900  Oracle Corp.(1)                                      788,042
                                                                 ---------------
                                                                       2,293,922
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
            14,000  Best Buy Co., Inc.                                   737,100
            21,900  Gap, Inc. (The)                                      466,032
            18,900  Home Depot, Inc. (The)                               509,166
            26,800  Staples, Inc.                                        618,276
                                                                 ---------------
                                                                       2,330,574
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
             7,300  VF Corp.                                             501,218
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.1%
             8,900  Countrywide Financial Corp.(2)                        79,566
            36,800  Freddie Mac                                        1,253,777
            13,400  MGIC Investment Corp.(2)                             300,562
            28,300  Washington Mutual, Inc.                              385,163
                                                                 ---------------
                                                                       2,019,068
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
            49,700  Sprint Nextel Corp.                                  652,561
                                                                 ---------------
TOTAL COMMON STOCKS                                                   92,912,943
(Cost $90,597,236)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 2.8%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $2,753,667), in a joint trading
account at 1.30%, dated 12/31/07, due 1/2/08
(Delivery value $2,700,195)                                            2,700,000
                                                                 ---------------
(Cost $2,700,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL (3) - 0.4%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $150,037)                                     150,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $150,037)                                     150,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
4.35%, dated 12/31/07, due 1/2/08
(Delivery value $81,620)                                                  81,600
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            381,600
(Cost $381,600)                                                  ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.1%                                  95,994,543
                                                                 ---------------
(Cost $93,678,836)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (138,405)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $95,856,138
                                                                 ===============

FUTURES CONTRACTS
                                 Expiration      Underlying Face     Unrealized
Contracts Purchased                 Date         Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
30 S&P 500 E-Mini Futures        March 2008        $2,212,125         $(36,812)
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $380,128.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $94,086,434
                                                                 ===============
Gross tax appreciation of investments                               $10,779,324
Gross tax depreciation of investments                                (8,871,215)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 1,908,109
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
NT MID CAP VALUE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AIRLINES - 1.7%
            53,938  Southwest Airlines Co.                          $    658,044
                                                                 ---------------
AUTO COMPONENTS - 0.8%
             5,910  Autoliv, Inc.                                        311,516
                                                                 ---------------
AUTOMOBILES - 1.6%
             5,200  Bayerische Motoren Werke
                    AG ORD                                               320,699
            14,625  Winnebago Industries(1)                              307,418
                                                                 ---------------
                                                                         628,117
                                                                 ---------------
BEVERAGES - 1.4%
             8,712  Anheuser-Busch Companies, Inc.                       455,986
             3,050  Coca-Cola Enterprises Inc.                            79,392
                                                                 ---------------
                                                                         535,378
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
            14,463  Masco Corp.                                          312,545
                                                                 ---------------
CAPITAL MARKETS - 1.6%
             2,700  Ameriprise Financial Inc.                            148,797
             2,200  Bear Stearns Companies Inc.
                    (The)                                                194,150
             1,600  Legg Mason, Inc.                                     117,040
             2,800  Merrill Lynch & Co., Inc.                            150,304
                                                                 ---------------
                                                                         610,291
                                                                 ---------------
CHEMICALS - 0.9%
             3,870  Minerals Technologies Inc.                           259,097
             2,100  Rohm and Haas Co.                                    111,447
                                                                 ---------------
                                                                         370,544
                                                                 ---------------
COMMERCIAL BANKS - 6.9%
             9,900  Associated Banc-Corp.                                268,191
             6,005  Commerce Bancshares, Inc.                            269,384
            25,431  Marshall & Ilsley Corp.                              673,413
            22,433  South Financial Group Inc. (The)                     350,628
            14,223  SunTrust Banks, Inc.                                 888,794
             3,900  United Bankshares, Inc.                              109,278
             3,200  Zions Bancorporation                                 149,408
                                                                 ---------------
                                                                       2,709,096
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 5.9%
            10,200  Avery Dennison Corp.                                 542,028
            13,327  HNI Corp.(1)                                         467,245

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            14,163  Pitney Bowes, Inc.                                   538,761
             5,098  Republic Services, Inc.                              159,822
            19,196  Waste Management, Inc.                               627,132
                                                                 ---------------
                                                                       2,334,988
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
             8,501  Diebold, Inc.                                        246,359
            11,800  Emulex Corp.(2)                                      192,576
            21,946  QLogic Corp.(2)                                      311,633
                                                                 ---------------
                                                                         750,568
                                                                 ---------------
CONTAINERS & PACKAGING - 3.1%
            45,107  Bemis Co., Inc.                                    1,235,030
                                                                 ---------------
DISTRIBUTORS - 0.6%
             5,056  Genuine Parts Company                                234,093
                                                                 ---------------
DIVERSIFIED - 3.3%
            15,096  iShares S&P MidCap 400
                    Index Fund                                         1,281,952
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
             7,286  Iowa Telecommunications
                    Services Inc.                                        118,470
                                                                 ---------------
ELECTRIC UTILITIES - 4.7%
             4,884  Empire District Electric Co.                         111,258
             2,024  IDACORP, Inc.                                         71,285
            40,296  Portland General Electric Co.                      1,119,423
            11,200  Sierra Pacific Resources                             190,176
            13,200  Westar Energy Inc.                                   342,408
                                                                 ---------------
                                                                       1,834,550
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
             5,900  Hubbell Inc. Cl B                                    304,440
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.7%
             8,329  Littelfuse, Inc.(2)                                  274,524
            18,406  Molex Inc.                                           502,484
            12,324  Tyco Electronics Ltd.                                457,590
            20,500  Vishay Intertechnology, Inc.(2)                      233,905
                                                                 ---------------
                                                                       1,468,503
                                                                 ---------------
FOOD PRODUCTS - 9.7%
             9,800  Campbell Soup Co.                                    350,154
            41,507  ConAgra Foods, Inc.                                  987,451
            10,555  Diamond Foods Inc.                                   226,194

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             4,766  General Mills, Inc.                                  271,662
            10,896  H.J. Heinz Co.                                       508,625
            10,806  Hershey Co. (The)                                    425,756
             2,100  Kellogg Co.                                          110,103
            22,735  Kraft Foods Inc. Cl A                                741,843
            16,400  Maple Leaf Foods Inc. ORD                            245,232
                                                                 ---------------
                                                                       3,867,020
                                                                 ---------------
GAS UTILITIES - 4.4%
             6,200  AGL Resources Inc.                                   233,368
             1,700  Nicor Inc.                                            71,995
             1,150  Piedmont Natural Gas Co., Inc.(1)                     30,084
            34,909  Southwest Gas Corp.                                1,039,241
            10,317  WGL Holdings Inc.                                    337,985
                                                                 ---------------
                                                                       1,712,673
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
             8,460  Beckman Coulter, Inc.                                615,888
            12,800  Boston Scientific Corp.(2)                           148,864
             4,200  Covidien Ltd.                                        186,018
             2,500  Steris Corp.                                          72,100
            23,637  Symmetry Medical Inc.(2)                             411,993
             1,700  Zimmer Holdings Inc.(2)                              112,455
                                                                 ---------------
                                                                       1,547,318
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
            15,800  LifePoint Hospitals Inc.(2)                          469,892
             9,002  Universal Health Services, Inc.
                    Cl B                                                 460,902
                                                                 ---------------
                                                                         930,794
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.3%
             4,800  IMS Health Inc.                                      110,592
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.7%
             9,000  CEC Entertainment Inc.(2)                            233,640
            26,612  International Speedway Corp.                       1,095,883
            29,142  Speedway Motorsports Inc.                            905,733
                                                                 ---------------
                                                                       2,235,256
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
             4,300  Hunter Douglas N.V. ORD                              318,213
             3,300  Whirlpool Corp.                                      269,379
                                                                 ---------------
                                                                         587,592
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.9%
            16,184  Kimberly-Clark Corp.                               1,122,199
                                                                 ---------------
INSURANCE - 6.7%
            10,735  Allstate Corp.                                       560,689
             4,300  Chubb Corp.                                          234,694
             9,339  Gallagher (Arthur J.) & Co.                          225,910
            13,936  Genworth Financial Inc. Cl A                         354,671
             3,043  Hartford Financial Services
                    Group Inc. (The)                                     265,319
            14,051  Horace Mann Educators Corp.                          266,126
            22,254  Marsh & McLennan
                    Companies, Inc.                                      589,063
             8,200  MBIA Inc.                                            152,766
                                                                 ---------------
                                                                       2,649,238
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.5%
            21,198  RC2 Corp.(2)                                         595,028
                                                                 ---------------
MACHINERY - 2.1%
            34,557  Altra Holdings Inc.(2)                               574,683
             5,300  Dover Corp.                                          244,277
                                                                 ---------------
                                                                         818,960
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            16,200  Family Dollar Stores, Inc.                           311,526
                                                                 ---------------
MULTI-UTILITIES - 4.4%
             3,200  Consolidated Edison, Inc.                            156,320
            42,295  Puget Energy, Inc.                                 1,160,152
             5,501  Wisconsin Energy Corp.                               267,954
             6,800  XCEL Energy Inc.                                     153,476
                                                                 ---------------
                                                                       1,737,902
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
             2,848  Apache Corp.                                         306,274
             5,930  Equitable Resources Inc.                             315,950
             2,887  St. Mary Land & Exploration Co.                      111,467
                                                                 ---------------
                                                                         733,691
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
             3,548  MeadWestvaco Corp.                                   111,053
             1,106  Weyerhaeuser Co.                                      81,556
                                                                 ---------------
                                                                         192,609
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.6%
             5,300  Estee Lauder Companies, Inc.
                    (The) Cl A                                           231,133
                                                                 ---------------
PHARMACEUTICALS - 1.4%
             8,500  Bristol-Myers Squibb Co.                             225,420
            11,552  Watson Pharmaceuticals, Inc.(2)                      313,521
                                                                 ---------------
                                                                         538,941
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
            29,834  Education Realty Trust, Inc.                         335,334
             3,200  Rayonier, Inc.                                       151,168
                                                                 ---------------
                                                                         486,502
                                                                 ---------------
ROAD & RAIL - 0.6%
            16,492  Heartland Express, Inc.                              233,857
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.4%
             6,700  Applied Materials, Inc.                              118,992
             3,100  KLA-Tencor Corp.                                     149,296
            25,900  Teradyne, Inc.(2)                                    267,806
                                                                 ---------------
                                                                         536,094
                                                                 ---------------
SOFTWARE - 0.5%
             7,535  Synopsys, Inc.(2)                                    195,383
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
            18,262  Lowe's Companies, Inc.                               413,086
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
            19,023  Freddie Mac                                          648,114
             8,700  People's United Financial, Inc.                      154,860
            12,900  Washington Federal, Inc.                             272,319
                                                                 ---------------
                                                                       1,075,293
                                                                 ---------------
TOTAL COMMON STOCKS                                                   38,560,812
(Cost $39,272,220)                                               ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.5%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $1,019,877), in a joint trading
account at 1.30%, dated 12/31/07,
due 1/2/08 (Delivery value $1,000,072)                                 1,000,000
                                                                 ---------------
(Cost $1,000,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL (3) - 2.0%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $325,080)                                     325,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.45%, dated 12/31/07, due 1/2/08
(Delivery value $325,080)                                                325,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
4.35%, dated 12/31/07, due 1/2/08
(Delivery value $154,098)                                                154,061
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            804,061
(Cost $804,061)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 102.7%                                  40,364,873
                                                                 ---------------
(Cost $41,076,281)

OTHER ASSETS AND LIABILITIES - (2.7) %                               (1,047,917)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 39,316,956
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell         Settlement Date      Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------
207,765  CAD for USD          1/31/08         $209,287           $ 2,588
929,389  Euro for USD         1/31/08          636,143            (1,448)
                                            ------------------------------------
                                              $860,741           $ 1,141
                                            ====================================
(Value on Settlement Date $861,882)

NOTES TO SCHEDULE OF INVESTMENTS
CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007 was $777,412.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $320,699, which represented 0.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007 the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $42,355,339
                                                                 ===============
Gross tax appreciation of investments                               $ 1,191,066
Gross tax depreciation of investments                                (3,181,532)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(1,990,466)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    February 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    February 27, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 27, 2008